As filed with the Securities and Exchange Commission on November 7, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23761

NEUBERGER BERMAN ETF TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman ETF Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
 (Names and Addresses of agents for service)

Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Report to Shareholders.

(a)	Following are copies of the annual report transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman

Carbon Transition & Infrastructure ETF

Annual Shareholder Report

August 31, 2024

NBCT | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/etfs/carbon-transition-infrastructure-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Carbon Transition & Infrastructure ETF	$61	0.55%

How did the Fund perform last year?

The Fund generated a 23.31% total return on a net asset value (NAV) basis and a 22.83% total return on a market price basis for the year ended August 31, 2024, versus the 23.44% total return of the MSCI All Country World Index (Net) (the Index), for the same period.  Relative to the Index, the Fund benefitted most from the Industrials and Energy sectors, while the Utilities (primarily renewable energy) and Information Technology (IT) sectors were detractors.

Performance Attribution

Top Contributors

Top Detractors

  Industrials sector

  Energy sector

  Utilities sector (primarily renewable energy)

  IT sector

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Carbon Transition & Infrastructure ETF (at NAV) $11,947	MSCI All Country World Index (Net) $12,369
4/6/22	$10,000	$10,000
8/31/22	$9,621	$8,793
8/31/23	$9,689	$10,020
8/31/24	$11,947	$12,369

Average Annual Total Returns

	1 Year	Since Inception 4/6/22
Carbon Transition & Infrastructure ETF (at NAV)	23.31%	7.68%
Carbon Transition & Infrastructure ETF (at Market Price)	22.83%	7.64%
MSCI All Country World Index (Net)	23.44%	9.24%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund since inception, including a comparison to a broad-based market index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit https://www.nb.com/en/us/products/etfs/carbon-transition-infrastructure-etf?section=performance.

As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.65%/0.55% (before and after the fee waiver, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$32,370,644
Number of Portfolio Holdings	40
Portfolio Turnover Rate	12%
Total Investment Advisory Fees Paid	$151,214

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Linde PLC	5.6%
ABB Ltd.	5.3%
Constellation Energy Corp.	4.6%
Eaton Corp. PLC	4.6%
NextEra Energy, Inc.	4.1%
Schneider Electric SE	3.8%
Cheniere Energy, Inc.	3.7%
CRH PLC	3.7%
Quanta Services, Inc.	3.7%
First Solar, Inc.	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	41.4%
Utilities	27.0%
Materials	13.7%
Energy	8.8%
Information Technology	6.9%
Short-Term Investments	2.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/etfs/carbon-transition-infrastructure-etf?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

Z0219 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

NBCT | NYSE Arca, Inc.

Neuberger Berman

China Equity ETF

Annual Shareholder Report

August 31, 2024

NBCE | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/etfs/china-equity-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
China Equity ETF	$72	0.77%

How did the Fund perform last year?

During the year, Chinese equities struggled due to ongoing distress in the property sector, increasing deflationary pressures, and muted policy responses to bolster business and consumer confidence. Chinese equities rebounded in the second calendar quarter due to strong Golden Week travel data and incremental easing measures to stabilize the property market, but the lack of major surprises from the July Third Plenum dampened expectations and sentiment later on. Consequently, the Fund posted a negative return and lagged the broader Chinese  market, with consumer and real estate names weighing on performance.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Financials sector, particularly in Bank names

  Investments in the Consumer Staples, Real Estate, Materials, and Information Technology sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	China Equity ETF (at NAV) $12,249	MSCI China All Shares Index (Net) $11,545	MSCI China A Onshore Index (Net) $12,274
8/31/14	$10,000	$10,000	$10,000
8/31/15	$10,215	$10,880	$14,003
8/31/16	$11,450	$10,998	$13,088
8/31/17	$15,853	$13,883	$14,602
8/31/18	$16,547	$12,754	$11,090
8/31/19	$16,375	$12,788	$12,351
8/31/20	$20,475	$17,645	$17,178
8/31/21	$23,228	$17,740	$19,325
8/31/22	$16,560	$13,424	$15,518
8/31/23	$13,894	$12,116	$13,511
8/31/24	$12,249	$11,545	$12,274

Average Annual Total Returns

	1 Year	5 Years	10 Years
China Equity ETF (at NAV)	(11.84)%	(5.64)%	2.05%
China Equity ETF (at Market Price)	(11.77)%	(5.63)%	2.06%
MSCI China All Shares Index (Net)	(4.71)%	(2.02)%	1.45%
MSCI China A Onshore Index (Net)	(9.16)%	(0.13)%	2.07%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Prior to the Fund's listing on the NYSE Arca on October 16, 2023, the Institutional Class share net asset values ("NAV") of Neuberger Berman Greater China Equity Fund are used to represent both the NAV and market price return history of the Fund. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit https://www.nb.com/en/us/products/etfs/china-equity-etf?view-all-funds=equities&section=performance.

As stated in the Fund’s most recent prospectus, the estimated total annual operating expense ratios for fiscal year 2024 were 2.14%/0.74% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

The Fund compares its performance to the MSCI China A Onshore Index (Net) rather than the MSCI China All Shares Index (Net) because the MSCI China A Onshore Index (Net) has characteristics that are more representative of the Fund's investment strategy than the MSCI China All Shares Index (Net), which was used by the predecessor fund.

Key Fund Statistics

Net Assets	$5,315,264
Number of Portfolio Holdings	62
Portfolio Turnover Rate	231%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	4.2%
Contemporary Amperex Technology Co. Ltd. Class A	3.1%
Kweichow Moutai Co. Ltd. Class A	3.0%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	2.9%
China Yangtze Power Co. Ltd. Class A	2.8%
Weichai Power Co. Ltd. Class A	2.4%
CMOC Group Ltd. Class A	2.4%
Sungrow Power Supply Co. Ltd. Class A	2.4%
Shenzhen Inovance Technology Co. Ltd. Class A	2.4%
Hangcha Group Co. Ltd. Class A	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	19.3%
Information Technology	15.6%
Financials	15.5%
Materials	10.0%
Consumer Discretionary	9.4%
Health Care	8.5%
Consumer Staples	8.5%
Energy	3.0%
Utilities	2.8%
Communication Services	1.7%
Real Estate	1.4%
Short-Term Investments	4.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/etfs/china-equity-etf?section=documents or upon request at 800.877.9700 or fundinfo@nb.com. Effective after the close of business on October 13, 2023, pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees, Neuberger Berman Greater China Equity Fund was reorganized into Neuberger Berman China Equity ETF. Neuberger Berman China Equity ETF is managed by the same investment adviser, NBIA, as its predecessor fund but has different principal investment strategies, no longer has a subadviser and does not have the same portfolio managers as the predecessor fund. In connection with the reorganization, the Fund's management fee changed to 0.60% of average net assets and its administration fee changed to 0.09% of average net assets and the contractual expense cap was changed to 0.74% of average net assets until 8/31/2027.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/etfs/china-equity-etf?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

Z0327 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

NBCE | NYSE Arca, Inc.

Neuberger Berman

Commodity Strategy ETF

Annual Shareholder Report

August 31, 2024

NBCM | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/etfs/commodity-strategy-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commodity Strategy ETF	$64	0.65%

How did the Fund perform last year?

Overall commodity market performance was lower due to economic concerns and monetary policy tightening. An underweight in natural gas boosted returns by avoiding a 60% decline. Positive contributions from cocoa and cotton in soft commodities offset losses in coffee. However, an overweight in industrial metals detracted despite gains in copper and zinc, as did exposure to palladium and platinum in precious metals. In agriculture, losses from Kansas wheat, wheat, soybean and soybean oil outweighed gains in corn and soybean meal. Livestock losses from lean hogs and feeder cattle offset gains in live cattle.

Performance Attribution

Top Contributors

Top Detractors

  Overweight exposure in Energy futures and underweight exposure in Softs futures

  Overweight exposure to Agriculture, Industrial Metals, Precious Metals, and Livestock futures

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Commodity Strategy ETF (at NAV) $10,277	Bloomberg Commodity Index $8,967
8/31/14	$10,000	$10,000
8/31/15	$6,980	$7,186
8/31/16	$6,369	$6,556
8/31/17	$6,707	$6,752
8/31/18	$7,110	$6,787
8/31/19	$6,722	$6,387
8/31/20	$6,167	$6,138
8/31/21	$8,691	$8,041
8/31/22	$10,556	$10,269
8/31/23	$10,582	$9,379
8/31/24	$10,277	$8,967

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commodity Strategy ETF (at NAV)	(2.88)%	8.86%	0.27%
Commodity Strategy ETF (at Market Price)	(2.97)%	8.88%	0.28%
Bloomberg Commodity Index	(4.39)%	7.02%	(1.08)%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Prior to the Fund's listing on the NYSE Arca on October 24, 2022, the Institutional Class net asset values ("NAV") of Neuberger Berman Commodity Strategy Fund are used to represent both the NAV and market price return history of the Fund. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit https://www.nb.com/en/us/products/etfs/commodity-strategy-etf?section=performance.

As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.77%/0.66% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$227,738,167
Number of Portfolio Holdings	151
Portfolio Turnover Rate	83%
Total Investment Advisory Fees Paid	$1,012,273

What did the Fund invest in?

Top Commodity Holdings -  Long

(as a % of Total Notional Value)

Gold 100 Oz	16.5%
Primary Aluminum	14.7%
Zinc	8.5%
Brent Crude	7.9%
Nickel	7.9%
WTI Crude	7.3%
Copper	7.3%
Natural Gas	5.3%
Soybean	4.2%
Coffee 'c'	4.0%

Top Commodity Holdings - Short

(as % of Total Notional Value)

Primary Aluminum	(11.8)%
Nickel	(6.2)%
Zinc	(5.0)%
Lead	(2.5)%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/etfs/commodity-strategy-etf?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

Z0330 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

NBCM | NYSE Arca, Inc.

Neuberger Berman

Core Equity ETF

Annual Shareholder Report

August 31, 2024

NBCR | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of July 31, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/etfs/core-equity-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Core Equity ETF	$2	0.29%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.

How did the Fund perform over the period?

From its inception on July 31, 2024 to the end of the reporting period, the Fund generated a 2.18% total return on both a net asset value (NAV) and market price basis, versus the 2.37% total return of the Russell 1000® Index (the Index), for the same period. Individual stock detractors from performance relative to the Index were an overweight to Alphabet and Dollar Tree and not owning Meta Platforms and Berkshire Hathaway. Relative to the Index, the Fund benefitted from owning Uber Technologies and Boston Scientific and not owning Tesla and Intel.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Health Care and Energy sectors

  Stock selection within the Communication Services and Consumer Staples sectors

Average Annual Total Returns

Key Fund Statistics

Net Assets	$225,992,821
Number of Portfolio Holdings	196
Portfolio Turnover Rate	5%
Total Investment Advisory Fees Paid	$0
Since Inception 7/31/24
Core Equity ETF (at NAV)	2.18%
Core Equity ETF (at Market Price)	2.18%
S&P 500® Index	2.43%
Russell 1000® Index	2.37%

The table does not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit https://www.nb.com/en/us/products/etfs/core-equity-etf?section=performance.

As stated in the Fund’s most recent prospectus, the estimated total annual operating expense ratios for fiscal year 2024 were 0.88%/0.30% (before and after the reimbursement and fee waiver, respectively). Absent any applicable expense reimbursement and/or fee waivers, returns would have been lower.

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Apple, Inc.	6.7%
Microsoft Corp.	6.3%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.4%
Alphabet, Inc. Class A	3.3%
Alphabet, Inc. Class C	1.9%
Eli Lilly & Co.	1.8%
JPMorgan Chase & Co.	1.6%
Aon PLC Class A	1.4%
Exxon Mobil Corp.	1.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.6%
Financials	14.5%
Health Care	12.2%
Industrials	9.9%
Consumer Discretionary	9.7%
Communication Services	8.5%
Consumer Staples	5.2%
Energy	3.4%
Materials	2.7%
Utilities	2.2%
Real Estate	1.6%
Other	0.5%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/etfs/core-equity-etf?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0593 10/24

Annual Shareholder Report

August 31, 2024

NBCR | NYSE Arca, Inc.

Neuberger Berman

Disrupters ETF

Annual Shareholder Report

August 31, 2024

NBDS | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/etfs/disrupters-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disrupters ETF	$62	0.55%

How did the Fund perform last year?

The Fund's performance for the year was driven by continued strong performance of companies positively exposed to the development of artificial intelligence (AI) technologies. The Fund also benefited from exposure to new obesity therapies and rising ridesharing profitability. The Fund maintains a significant mix of investments in companies that benefit from and enable AI as well as other disruptive companies.

Performance Attribution

Top Contributors

Top Detractors

  Information Technology, Health Care and Industrials sectors

  Consumer Discretionary sector

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Disrupters ETF (at NAV) $12,331	Russell 3000® Index $12,863	Russell 1000® Growth Index $13,750	Russell Midcap® Growth Index $11,808	Russell 2000® Growth Index $11,476
4/6/22	$10,000	$10,000	$10,000	$10,000	$10,000
8/31/22	$8,090	$8,886	$8,624	$8,776	$9,134
8/31/23	$9,689	$10,197	$10,516	$9,917	$9,753
8/31/24	$12,331	$12,863	$13,750	$11,808	$11,476

Average Annual Total Returns

	1 Year	Since Inception 4/6/22
Disrupters ETF (at NAV)	27.26%	9.10%
Disrupters ETF (at Market Price)	27.04%	9.08%
Russell 3000® Index	26.14%	11.03%
Russell 1000® Growth Index	30.75%	14.15%
Russell Midcap® Growth Index	19.07%	7.15%
Russell 2000® Growth Index	17.67%	5.89%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund since inception, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit https://www.nb.com/en/us/products/etfs/disrupters-etf?section=performance.

As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.65%/0.55% (before and after fee waiver, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Growth Index, Russell Midcap Growth Index and the Russell 2000 Growth Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$19,368,005
Number of Portfolio Holdings	26
Portfolio Turnover Rate	49%
Total Investment Advisory Fees Paid	$80,198

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

NVIDIA Corp.	10.1%
Eli Lilly & Co.	5.3%
Intuitive Surgical, Inc.	5.3%
Tradeweb Markets, Inc. Class A	4.7%
Monolithic Power Systems, Inc.	4.5%
Advanced Micro Devices, Inc.	4.5%
Spotify Technology SA	4.3%
Amazon.com, Inc.	4.2%
Onto Innovation, Inc.	4.2%
ASML Holding NV	4.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	50.1%
Health Care	14.4%
Industrials	10.2%
Communication Services	7.8%
Consumer Discretionary	7.4%
Financials	4.7%
Utilities	3.1%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/etfs/disrupters-etf?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

Z0220 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

NBDS | NYSE Arca, Inc.

Neuberger Berman

Global Real Estate ETF

Annual Shareholder Report

August 31, 2024

NBGR | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/etfs/global-real-estate-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate ETF	$82	0.76%

How did the Fund perform last year?

The Fund generated strong performance over the year. However, both stock selection and country positioning detracted from returns relative to the FTSE EPRA Nareit Developed Index (Net) (the Index). Global REITs as measured by the Index  produced double-digit returns as deal activity improved and debt funding costs peaked, supported by moderating inflation readings. A drop in longer-term U.S. bond yields provided a favorable backdrop for the Fund.

Performance Attribution

Top Contributors

Top Detractors

  Overweights, relative to the Index, in the Infrastructure and Residential sectors and an underweight in the Industrial sector

  Overweights in Spain and Australia and an underweight in Japan versus the Index

  Relative to the Index, an underweight in the Health Care sector and our cash position

  Underweights in Germany, a lack of exposure to Sweden and an overweight in Hong Kong versus the Index

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Global Real Estate ETF (at NAV) $15,384	MSCI All Country World Index (Net) $23,593	FTSE EPRA Nareit Developed Index (Net) $13,248
12/30/14	$10,000	$10,000	$10,000
8/31/15	$9,408	$9,533	$9,307
8/31/16	$10,959	$10,224	$10,920
8/31/17	$11,399	$11,974	$10,908
8/31/18	$11,967	$13,340	$11,507
8/31/19	$13,643	$13,303	$12,442
8/31/20	$13,168	$15,501	$10,740
8/31/21	$16,863	$19,940	$14,321
8/31/22	$14,374	$16,773	$11,897
8/31/23	$13,251	$19,113	$11,279
8/31/24	$15,384	$23,593	$13,248

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/30/14
Global Real Estate ETF (at NAV)	16.10%	2.43%	4.55%
Global Real Estate ETF (at Market Price)	16.17%	2.43%	4.55%
MSCI All Country World Index (Net)	23.44%	12.14%	9.27%
FTSE EPRA Nareit Developed Index (Net)	17.45%	1.26%	2.95%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund since inception, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Prior to the Fund's listing on the NYSE Arca on October 16, 2023, the Institutional Class net asset values ("NAV") of Neuberger Berman Global Real Estate Fund are used to represent both the NAV and market price return history of the Fund. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit https://www.nb.com/en/us/products/etfs/global-real-estate-etf?section=performance.

As stated in the Fund’s most recent prospectus, the estimated total annual operating expense ratios for fiscal year 2024 were 6.96%/0.75% (before and after expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the MSCI All Country World Index (Net) in order to satisfy a change in regulatory requirements. The FTSE EPRA Nareit Developed Index (Net) will be maintained as a secondary index as it shows how the Fund’s performance compares with the returns of other funds with similar investment strategies.

Key Fund Statistics

Net Assets	$6,575,565
Number of Portfolio Holdings	60
Portfolio Turnover Rate	58%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	5.1%
Equinix, Inc.	4.9%
Prologis, Inc.	4.5%
Public Storage	4.1%
AvalonBay Communities, Inc.	3.4%
Iron Mountain, Inc.	2.9%
Welltower, Inc.	2.9%
Simon Property Group, Inc.	2.8%
Sun Communities, Inc.	2.3%
SBA Communications Corp.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Specialty REITs	36.9%
Residential REITs	17.0%
Retail REITs	13.4%
Real Estate Holding and Development	12.9%
Industrial & Office REITs	12.1%
Diversified REITs	5.4%
Hotel and Lodging REITs	1.2%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/etfs/global-real-estate-etf?section=documents or upon request at 800.877.9700 or fundinfo@nb.com. Effective after the close of business on October 13, 2023, pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees, Neuberger Berman Global Real Estate Fund was reorganized into Neuberger Berman Global Real Estate ETF. Neuberger Berman Global Real Estate ETF has the same investment adviser, investment objective and fundamental investment policies and substantially similar principal investment strategies as its predecessor fund. In connection with the reorganization, the Fund's management fee changed to 0.60% of average net assets and its administration fee changed to 0.09% of average net assets and the contractual expense cap was changed to 0.74% of average net assets until 8/31/2027.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/etfs/global-real-estate-etf?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

Z035 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

NBGR | NYSE Arca, Inc.

Neuberger Berman

Next Generation Connected Consumer ETF

Annual Shareholder Report

August 31, 2024

NBCC | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/etfs/next-generation-connected-consumer-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Next Generation Connected Consumer ETF	$57	0.55%

How did the Fund perform last year?

The Fund generated a 7.07% total return on a net asset value (NAV) basis and a 6.91% total return on a market price basis for the year ended August 31, 2024, versus the 23.44% total return of its benchmark, the MSCI All Country World Index (Net). By geography, China and Mexico negatively impacted performance, while the United States contributed positively. By sector, Information Technology (IT) and Communication Services were the largest contributors to absolute performance, whereas the Consumer Discretionary sector detracted.

Performance Attribution

Top Contributors

Top Detractors

  IT and Communication Services sectors

  By country: United States

  Consumer Discretionary sector

  By country: China and Mexico

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Next Generation Connected Consumer ETF (at NAV) $9,576	MSCI All Country World Index (Net) $12,369
4/6/22	$10,000	$10,000
8/31/22	$7,908	$8,793
8/31/23	$8,943	$10,020
8/31/24	$9,576	$12,369

Average Annual Total Returns

	1 Year	Since Inception 4/6/22
Next Generation Connected Consumer ETF (at NAV)	7.07%	(1.79)%
Next Generation Connected Consumer ETF (at Market Price)	6.91%	(1.63)%
MSCI All Country World Index (Net)	23.44%	9.24%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund since inception, including a comparison to a broad-based market index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit https://www.nb.com/en/us/products/etfs/next-generation-connected-consumer-etf?section=performance.

As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.66%/0.56% (before and after the fee waiver, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$5,744,797
Number of Portfolio Holdings	36
Portfolio Turnover Rate	34%
Total Investment Advisory Fees Paid	$30,341

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

McDonald's Corp.	5.2%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.0%
Philip Morris International, Inc.	4.8%
Home Depot, Inc.	4.7%
Carnival Corp.	4.6%
Spotify Technology SA	4.5%
Ulta Beauty, Inc.	4.2%
EssilorLuxottica SA	4.0%
T-Mobile U.S., Inc.	3.9%
Allstate Corp.	3.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Consumer Discretionary	48.8%
Communication Services	16.9%
Consumer Staples	14.6%
Financials	4.8%
Health Care	4.0%
Information Technology	3.7%
Industrials	2.2%
Short-Term Investments	5.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/etfs/next-generation-connected-consumer-etf?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

Z0221 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

NBCC | NYSE Arca, Inc.

Neuberger Berman

Option Strategy ETF

Annual Shareholder Report

August 31, 2024

NBOS | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/etfs/option-strategy-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Option Strategy ETF	$51	0.57%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.

How did the Fund perform last period?

The performance of the Fund in the last fiscal year was influenced by positive S&P 500® Index trends. Modest increases in volatility, as indicated by the Cboe Volatility Index (VIX®), resulted in a healthy implied volatility premium which benefited the Fund. The Fund's option strategy and its collateral portfolio both contributed positively as higher interest rates buoyed the collateral portfolio.

Performance Attribution

Top Contributors

Top Detractors

  S&P 500 Index Options

  Collateral portfolio

None

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Option Strategy ETF (at NAV) $17,998	S&P 500® Index $30,261	50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index $14,949
9/16/16	$10,000	$10,000	$10,000
8/31/17	$11,231	$11,740	$11,083
8/31/18	$11,918	$14,048	$11,724
8/31/19	$11,923	$14,459	$11,158
8/31/20	$12,848	$17,631	$10,970
8/31/21	$15,747	$23,125	$13,053
8/31/22	$14,408	$20,529	$12,251
8/31/23	$16,234	$23,802	$13,277
8/31/24	$17,998	$30,261	$14,949

Average Annual Total Returns

	1 Year	5 Years	Since Inception 9/16/16
Option Strategy ETF (at NAV)	10.87%	8.59%	7.66%
Option Strategy ETF (at Market Price)	10.92%	8.59%	7.66%
S&P 500® Index	27.14%	15.92%	14.92%
50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index	12.60%	6.03%	5.18%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund since inception, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Prior to the Fund's listing on the NYSE Arca on January 29, 2024, the Institutional Class net asset values per share ("NAV") of Neuberger Berman U.S. Equity Index PutWrite Strategy Fund are used to represent both the NAV and market price return history of the Fund. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit https://www.nb.com/en/us/products/etfs/option-strategy-etf?section=performance.

As stated in the Fund’s most recent prospectus, the estimated total annual operating expense ratios for fiscal year 2024 were 0.59%/0.56% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. A blended benchmark, which is composed of 50% Cboe S&P 500 One-Week PutWrite Index and 50% Cboe S&P 500 PutWrite Index, will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500.

Key Fund Statistics

Net Assets	$441,975,796
Number of Portfolio Holdings	39
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$1,415,082

What did the Fund invest in?

Top Ten Options Exposure

(as a % of Total Notional Value of Put Options Written)

SPDR S&P 500 ETF Trust $559, due 09/27/24	22.6%
S&P 500 Index $5,595, due 09/20/24	11.7%
S&P 500 Index $5,570, due 09/06/24	8.5%
S&P 500 Index $5,450, due 09/13/24	7.8%
S&P 500 Index $5,425, due 09/13/24	6.9%
S&P 500 Index $5,605, due 09/20/24	6.3%
S&P 500 Index $5,515, due 09/06/24	5.0%
S&P 500 Index $5,580, due 09/06/24	4.3%
S&P 500 Index $5,535, due 09/13/24	4.3%
S&P 500 Index $5,540, due 09/13/24	4.0%

Collateral Securities

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury Obligations
Less than 1 year	51.7%
1 to 3 years	42.4%
Short-Term Investments	5.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/etfs/option-strategy-etf?section=documents or upon request at 800.877.9700 or fundinfo@nb.com. Effective November 1, 2023, the Fund's fiscal year end changed from October 31 to August 31. Effective after the close of business on January 26, 2024, pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees (the "Board"), Neuberger Berman U.S. Equity Index PutWrite Strategy Fund was reorganized into Neuberger Berman Option Strategy ETF. Neuberger Berman Option Strategy ETF has the same investment adviser, investment objective and fundamental investment policies and substantially similar principal investment strategies as its predecessor fund. In connection with the reorganization, the Fund's management fee changed to 0.41% of average net assets and its administration fee changed to 0.09% of average net assets and the contractual expense cap was changed to 0.55% of average net assets until 8/31/2027. On March 28, 2024, the Board approved a change in distribution frequency for the Fund from quarterly and annually for net investment income and short-term realized gains, respectively, if any, to monthly, effective April 1, 2024.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/etfs/option-strategy-etf?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

Z0323 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

NBOS | NYSE Arca, Inc.

Neuberger Berman

Small-Mid Cap ETF

Annual Shareholder Report

August 31, 2024

NBSM | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of March 20, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/etfs/small-mid-cap-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Small-Mid Cap ETF	$33	0.73%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.

How did the Fund perform over the period?

Investor sentiment oscillated between risk tolerance and aversion. The Fund, with its emphasis on high-quality businesses, delivered performance in line with our expectations. It outperformed during down markets when investors were cautious and gravitated towards companies with stable profits and healthy balance sheets. Conversely, it underperformed in up markets when investors sought out firms with higher cyclicality and leverage.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Industrials, Energy and Financials sectors

  Stock selection in the Software industry

  Relative to the Russell 2500TM Index (the Index), an underweight to the Equity Real Estate Investment Trusts industry group and the Financials sector and lack of exposure to the Utilities sector

  An overweight, relative to the Index, to the Information Technology and Industrials sectors

Average Annual Total Returns

Key Fund Statistics

Net Assets	$198,527,867
Number of Portfolio Holdings	49
Portfolio Turnover Rate	12%
Total Investment Advisory Fees Paid	$257,882
Since Inception 3/20/24
Small-Mid Cap ETF (at NAV)	3.95%
Small-Mid Cap ETF (at Market Price)	3.92%
Russell 3000® Index	8.23%
Russell 2500™ Index	4.86%

The table does not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit https://www.nb.com/en/us/products/etfs/small-mid-cap-etf?section=performance.

As stated in the Fund’s most recent prospectus, the estimated total annual operating expense ratios for fiscal year 2024 were 0.87%/0.74% (before and after expense reimbursement and/or fee waiver, respectively). Absent any applicable expense reimbursement and/or fee waivers, returns would have been lower.

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Fair Isaac Corp.	3.7%
Eagle Materials, Inc.	3.6%
Kirby Corp.	3.5%
Watsco, Inc.	3.0%
ITT, Inc.	3.0%
Tetra Tech, Inc.	2.9%
Ryan Specialty Holdings, Inc.	2.9%
RBC Bearings, Inc.	2.9%
Valmont Industries, Inc.	2.7%
Tyler Technologies, Inc.	2.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	31.6%
Information Technology	24.1%
Financials	10.1%
Health Care	8.6%
Consumer Discretionary	7.3%
Materials	6.3%
Energy	5.7%
Communication Services	1.9%
Real Estate	1.8%
Consumer Staples	1.5%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/etfs/small-mid-cap-etf?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0331 10/24

Annual Shareholder Report

August 31, 2024

NBSM | NYSE Arca, Inc.

(b)	Not applicable to the Registrant.

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman ETF Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Real Estate Securities Income Fund Inc.’s Form N-CSR, Investment Company Act file number 811-21421 (filed June 26, 2023). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Michael J. Cosgrove, Martha C. Goss and Deborah C. McLean. Mr. Cosgrove, Ms. Goss and Ms. McLean are independent trustees as defined by Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Ernst & Young, LLP (“E&Y”) serves as independent registered public accounting firm to each series of the Registrant.

(a) Audit Fees

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $111,400 and $234,225 for the fiscal years ended 2023 and 2024, respectively.

(b) Audit-Related Fees

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(c) Tax Fees

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $73,050 and $159,870 for the fiscal years ended 2023 and 2024, respectively. The nature of the services provided includes preparation of the Federal and State tax extensions and tax returns, review of annual excise tax calculations, and preparation of form 8613, in addition to assistance with the identification of Passive Foreign Investment Companies, assistance with determination of various foreign withholding taxes, and assistance with Internal Revenue Code and tax regulation requirements for fund investments. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d) All Other Fees

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(e)  Audit Committee’s Pre-Approval Policies and Procedures

(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Hours Attributed to Other Persons

Not applicable.

(g) Non-Audit Fees

Non-audit fees billed by E&Y for services rendered to the Registrant were $73,050 and $159,870 for the fiscal years ended 2023 and 2024, respectively.

Non-audit fees billed by E&Y for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the fiscal years ended 2023 and 2024, respectively.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 6.  Investments.

(a)	The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
ETF Trust
Carbon Transition & Infrastructure ETF
China Equity ETF
Commodity Strategy ETF
Core Equity ETF
Disrupters ETF
Global Real Estate ETF
Next Generation Connected Consumer ETF
Option Strategy ETF
Small-Mid Cap ETF

Annual Financial Statements and Other Information
August 31, 2024

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend August 31, 2024 (Unaudited)
Neuberger Berman ETF Trust
Counterparties:
SSB	= State Street Bank and Trust Company
Other Abbreviations:
ADR	= American Depositary Receipt
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
USD	= United States Dollar

Schedule of Investments Carbon Transition & Infrastructure ETF^  August 31, 2024

Number of Shares		Value
Common Stocks 97.5%
Building Products 0.9%
3,817	Johnson Controls International PLC	$278,068
Chemicals 9.9%
3,782	Linde PLC	1,808,741
1,249	Sherwin-Williams Co.	461,343
2,904	Sika AG	934,894
		3,204,978
Commercial Services & Supplies 4.8%
3,139	Republic Services, Inc.	653,571
4,830	Waste Connections, Inc.	900,735
		1,554,306
Construction & Engineering 3.7%
4,347	Quanta Services, Inc.	1,195,990
Construction Materials 3.7%
13,524	CRH PLC	1,207,271
Electric Utilities 16.7%
4,356	Acciona SA(a)	587,330
7,616	Constellation Energy Corp.	1,498,067
3,415	Duke Energy Corp.	389,139
8,447	Exelon Corp.	321,746
10,640	FirstEnergy Corp.	467,309
59,572	Iberdrola SA	845,247
16,335	NextEra Energy, Inc.	1,315,131
		5,423,969
Electrical Equipment 27.3%
29,524	ABB Ltd.	1,697,831
4,855	Eaton Corp. PLC	1,490,145
4,384	GE Vernova, Inc.*	881,184
3,447	Generac Holdings, Inc.*	539,559
2,904	Hubbell, Inc.	1,161,368
31,504	Nordex SE*	502,866
4,917	Prysmian SpA	346,321
4,840	Schneider Electric SE	1,234,683
43,373	Vestas Wind Systems AS*	990,985
		8,844,942
Electronic Equipment, Instruments & Components 3.3%
10,340	Itron, Inc.*	1,056,955
Independent Power and Renewable Electricity Producers 3.6%
15,796	Atlantica Sustainable Infrastructure PLC	344,511
Number of Shares		Value
Independent Power and Renewable Electricity Producers – cont'd
11,703	NextEra Energy Partners LP	$293,160
6,908	Ormat Technologies, Inc.	514,853
		1,152,524
Machinery 0.9%
2,358	Chart Industries, Inc.*	288,619
Multi-Utilities 6.6%
17,864	CenterPoint Energy, Inc.	487,687
12,416	Dominion Energy, Inc.	694,054
32,661	National Grid PLC	430,220
6,594	Sempra	541,895
		2,153,856
Oil, Gas & Consumable Fuels 8.8%
6,530	Cheniere Energy, Inc.	1,209,748
7,336	DT Midstream, Inc.	576,536
22,954	Williams Cos., Inc.	1,050,605
		2,836,889
Professional Services 3.7%
8,257	Arcadis NV	606,645
3,960	Jacobs Solutions, Inc.	597,485
		1,204,130
Semiconductors & Semiconductor Equipment 3.6%
5,131	First Solar, Inc.*	1,166,636

Total Common Stocks (Cost $25,110,315)		31,569,133

Short-Term Investments 2.2%
Investment Companies 2.2%
715,883	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.24%(b) (Cost $715,883)	715,883
Total Investments 99.7% (Cost $25,826,198)		32,285,016
Other Assets Less Liabilities 0.3%		85,628
Net Assets 100.0%		$32,370,644

*	Non-income producing security.
See Notes to Financial Statements

Schedule of Investments Carbon Transition & Infrastructure ETF^  (cont’d)
(a)
All or a portion of this security is on loan at August 31, 2024. Total value of all such securities at August 31,
2024 amounted to $529,826, collateralized by non-cash (U.S. Treasury Securities) collateral of $559,225 for the Fund (see Note A of the Notes to Financial Statements)..

(b)	Represents 7-day effective yield as of August 31, 2024.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$24,282,283	75.0%
Switzerland	2,632,725	8.1%
Spain	1,777,088	5.5%
Denmark	990,985	3.1%
Netherlands	606,645	1.9%
Germany	502,866	1.5%
United Kingdom	430,220	1.3%
Italy	346,321	1.1%
Short-Term Investments and Other Assets—Net	801,511	2.5%
	$32,370,644	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Chemicals	$2,270,084	$934,894	$—	$3,204,978
Construction Materials	—	1,207,271	—	1,207,271
Electric Utilities	3,991,392	1,432,577	—	5,423,969
Electrical Equipment	4,072,256	4,772,686	—	8,844,942
Multi-Utilities	1,723,636	430,220	—	2,153,856
Professional Services	597,485	606,645	—	1,204,130
Other Common Stocks#	9,529,987	—	—	9,529,987
Total Common Stocks	22,184,840	9,384,293	—	31,569,133
Short-Term Investments	—	715,883	—	715,883
Total Investments	$22,184,840	$10,100,176	$—	$32,285,016

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments China Equity ETF^  August 31, 2024

Number of Shares		Value
Common Stocks 96.7%
Automobile Components 4.1%
15,900	Fuyao Glass Industry Group Co. Ltd. Class A	$107,498
37,900	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	111,966
		219,464
Automobiles 2.2%
3,300	BYD Co. Ltd. Class A	115,625
Banks 10.5%
58,500	Bank of Hangzhou Co. Ltd. Class A	104,909
30,600	Bank of Nanjing Co. Ltd. Class A	42,795
102,600	China Construction Bank Corp. Class A	108,934
27,300	China Merchants Bank Co. Ltd. Class A	123,387
82,800	Industrial & Commercial Bank of China Ltd. Class A	69,792
91,800	Shanghai Pudong Development Bank Co. Ltd. Class A	108,930
		558,747
Beverages 5.8%
1,100	Eastroc Beverage Group Co. Ltd. Class A	35,359
800	Kweichow Moutai Co. Ltd. Class A	162,399
2,200	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	54,593
6,500	Tsingtao Brewery Co. Ltd. Class A	54,397
		306,748
Biotechnology 2.1%
5,600	BeiGene Ltd.*	82,877
7,900	Beijing Tiantan Biological Products Corp. Ltd. Class A	26,475
		109,352
Capital Markets 1.0%
104,000	China Galaxy Securities Co. Ltd. Class H	54,857
Chemicals 3.9%
51,200	Satellite Chemical Co. Ltd. Class A	118,023
8,600	Wanhua Chemical Group Co. Ltd. Class A	88,270
		206,293
Communications Equipment 2.6%
9,400	Yealink Network Technology Corp. Ltd. Class A	43,647
5,980	Zhongji Innolight Co. Ltd. Class A	92,122
		135,769
Number of Shares		Value
Containers & Packaging 2.0%
32,100	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	$104,523
Electrical Equipment 8.3%
6,400	Contemporary Amperex Technology Co. Ltd. Class A	165,861
19,400	Ningbo Sanxing Medical Electric Co. Ltd. Class A	89,984
6,300	Sieyuan Electric Co. Ltd. Class A	58,126
11,960	Sungrow Power Supply Co. Ltd. Class A	129,522
		443,493
Electronic Equipment, Instruments & Components 7.4%
9,300	Foxconn Industrial Internet Co. Ltd. Class A	26,913
28,400	GoerTek, Inc. Class A	85,175
17,500	Luxshare Precision Industry Co. Ltd. Class A	97,361
30,200	Shenzhen Sunlord Electronics Co. Ltd. Class A	107,400
28,400	Unisplendour Corp. Ltd. Class A	79,065
		395,914
Energy Equipment & Services 1.5%
19,200	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	79,538
Entertainment 0.8%
2,500	NetEase, Inc.	40,187
Financial Services 1.9%
158,900	Jiangsu Financial Leasing Co. Ltd. Class A	102,376
Food Products 1.5%
34,100	Jinzai Food Group Co. Ltd. Class A	53,348
39,500	WH Group Ltd.(a)	28,648
		81,996
Health Care Equipment & Supplies 1.3%
1,900	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	67,047
Hotels, Restaurants & Leisure 0.5%
800	Yum China Holdings, Inc.	27,207
Household Durables 2.7%
1,042	Beijing Roborock Technology Co. Ltd. Class A	33,246
7,500	Haier Smart Home Co. Ltd. Class A	26,075
9,300	Midea Group Co. Ltd. Class A	84,843
		144,164
See Notes to Financial Statements

Schedule of Investments China Equity ETF^   (cont’d)
Number of Shares		Value
Independent Power and Renewable Electricity Producers 2.8%
36,500	China Yangtze Power Co. Ltd. Class A	$151,278
Insurance 2.2%
18,600	Ping An Insurance Group Co. of China Ltd. Class A	115,262
Machinery 10.2%
51,340	Hangcha Group Co. Ltd. Class A	127,140
5,300	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	29,360
21,100	Shenzhen Inovance Technology Co. Ltd. Class A	128,550
71,000	Weichai Power Co. Ltd. Class A	129,762
66,000	Yangzijiang Shipbuilding Holdings Ltd.	126,208
		541,020
Media 1.0%
64,700	Focus Media Information Technology Co. Ltd. Class A	52,163
Metals & Mining 4.2%
39,100	Chifeng Jilong Gold Mining Co. Ltd. Class A	95,631
123,200	CMOC Group Ltd. Class A	129,678
		225,309
Oil, Gas & Consumable Fuels 1.5%
39,300	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	80,662
Personal Care Products 1.3%
5,000	Proya Cosmetics Co. Ltd. Class A	67,280
Pharmaceuticals 5.3%
28,000	HUTCHMED China Ltd.*	99,148
24,900	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	154,458
Number of Shares		Value
Pharmaceuticals – cont'd
5,400	Livzon Pharmaceutical Group, Inc. Class A	$27,377
		280,983
Real Estate Management & Development 1.4%
67,300	Poly Developments & Holdings Group Co. Ltd. Class A	76,690
Semiconductors & Semiconductor Equipment 5.7%
8,585	Montage Technology Co. Ltd. Class A	63,838
1,400	NAURA Technology Group Co. Ltd. Class A	62,968
8,100	SG Micro Corp. Class A	83,281
7,500	Will Semiconductor Co. Ltd. Shanghai Class A	95,640
		305,727
Transportation Infrastructure 1.0%
31,000	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	52,706

Total Common Stocks (Cost $5,104,458)		5,142,380

Short-Term Investments 4.3%
Investment Companies 4.3%
225,986	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.24%(b) (Cost $225,986)	225,986
Total Investments 101.0% (Cost $5,330,444)		5,368,366
Liabilities Less Other Assets (1.0)%		(53,102)
Net Assets 100.0%		$5,315,264

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at August 31, 2024 amounted to $28,648, which represents 0.5% of net assets of the Fund.

(b)	Represents 7-day effective yield as of August 31, 2024.
See Notes to Financial Statements

Schedule of Investments China Equity ETF^   (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Automobile Components	$—	$219,464	$—	$219,464
Automobiles	—	115,625	—	115,625
Banks	—	558,747	—	558,747
Beverages	—	306,748	—	306,748
Biotechnology	—	109,352	—	109,352
Capital Markets	—	54,857	—	54,857
Chemicals	—	206,293	—	206,293
Communications Equipment	—	135,769	—	135,769
Containers & Packaging	—	104,523	—	104,523
Electrical Equipment	89,984	353,509	—	443,493
Electronic Equipment, Instruments & Components	—	395,914	—	395,914
Energy Equipment & Services	—	79,538	—	79,538
Entertainment	—	40,187	—	40,187
Financial Services	—	102,376	—	102,376
Food Products	53,348	28,648	—	81,996
Health Care Equipment & Supplies	—	67,047	—	67,047
Hotels, Restaurants & Leisure	—	27,207	—	27,207
Household Durables	—	144,164	—	144,164
Insurance	—	115,262	—	115,262
Machinery	—	541,020	—	541,020
Media	—	52,163	—	52,163
Metals & Mining	—	225,309	—	225,309
Oil, Gas & Consumable Fuels	—	80,662	—	80,662
Personal Care Products	—	67,280	—	67,280
Pharmaceuticals	—	280,983	—	280,983
Real Estate Management & Development	—	76,690	—	76,690
Semiconductors & Semiconductor Equipment	—	305,727	—	305,727
Transportation Infrastructure	—	52,706	—	52,706
Other Common Stocks#	151,278	—	—	151,278
Total Common Stocks	294,610	4,847,770	—	5,142,380
Short-Term Investments	—	225,986	—	225,986
Total Investments	$294,610	$5,073,756	$—	$5,368,366

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  August 31, 2024

Principal Amount		Value
Asset-Backed Securities 19.8%
	Ally Auto Receivables Trust
$739,666	Series 2023-1, Class A2, 5.76%, due 11/15/2026	$740,475
663,000	Series 2024-1, Class A2, 5.32%, due 1/15/2027	663,019
407,866	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, due 6/21/2028	408,465 (a)
289,669	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, due 1/21/2031	291,789 (a)
346,000	Auxilior Term Funding LLC, Series 2024-1A, Class A2, 5.84%, due 3/15/2027	348,450 (a)
193,622	Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, due 5/15/2026	193,848 (a)
282,275	BMW Vehicle Lease Trust, Series 2023-2, Class A2, 5.95%, due 8/25/2025	282,608
603,830	BMW Vehicle Owner Trust, Series 2023-A, Class A2A, 5.72%, due 4/27/2026	604,353
1,990,000	BofA Auto Trust, Series 2024-1A, Class A2, 5.57%, due 12/15/2026	1,997,078 (a)
425,989	Capital One Prime Auto Receivables Trust, Series 2023-1, Class A2, 5.20%, due 5/15/2026	425,731
371,500	CarMax Auto Owner Trust, Series 2024-1, Class A2A, 5.30%, due 3/15/2027	371,659
1,054,125	CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, due 9/16/2030	1,060,144 (a)
	Citizens Auto Receivables Trust
767,183	Series 2023-1, Class A2A, 6.13%, due 7/15/2026	768,563 (a)
1,350,869	Series 2023-2, Class A2A, 6.09%, due 10/15/2026	1,354,580 (a)
2,097,000	Series 2024-2, Class A2A, 5.54%, due 11/16/2026	2,102,315 (a)
	CNH Equipment Trust
345,000	Series 2024-A, Class A2, 5.19%, due 7/15/2027	345,009
831,000	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.40%), 5.75%, due 10/15/2027	831,209 (b)
1,042,000	Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60%, due 4/15/2026	1,044,064
	Dell Equipment Finance Trust
79,474	Series 2023-1, Class A2, 5.65%, due 9/22/2028	79,462 (a)
861,000	Series 2024-1, Class A2, 5.58%, due 3/22/2030	864,648 (a)
383,371	DLLAA LLC, Series 2023-1A, Class A2, 5.93%, due 7/20/2026	384,682 (a)
729,000	Dllad LLC, Series 2024-1A, Class A2, 5.50%, due 8/20/2027	733,771 (a)
137,012	DLLAD LLC, Series 2023-1A, Class A2, 5.19%, due 4/20/2026	136,915 (a)
204,000	DLLST LLC, Series 2024-1A, Class A2, 5.33%, due 1/20/2026	203,990 (a)
1,027,302	Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, due 11/16/2026	1,028,515
713,866	Ford Credit Auto Lease Trust, Series 2024-A, Class A2A, 5.24%, due 7/15/2026	713,858
	Ford Credit Auto Owner Trust
210,405	Series 2023-A, Class A2A, 5.14%, due 3/15/2026	210,274
2,140,000	Series 2024-A, Class A2A, 5.32%, due 1/15/2027	2,143,608
298,293	GECU Auto Receivables Trust, Series 2023-1A, Class A2, 5.95%, due 3/15/2027	298,890 (a)
265,320	GM Financial Automobile Leasing Trust, Series 2023-3, Class A2A, 5.58%, due 1/20/2026	265,464
	GM Financial Consumer Automobile Receivables Trust
112,163	Series 2023-2, Class A2A, 5.10%, due 5/18/2026	112,091
1,241,000	Series 2024-3, Class A2A, 5.35%, due 6/16/2027	1,246,700
1,423,398	Honda Auto Receivables Owner Trust, Series 2023-2, Class A2, 5.41%, due 4/15/2026	1,423,489
255,471	HPEFS Equipment Trust, Series 2022-1A, Class B, 1.79%, due 5/21/2029	254,937 (a)
566,842	Huntington Auto Trust, Series 2024-1A, Class A2, 5.50%, due 3/15/2027	567,959 (a)
	Hyundai Auto Lease Securitization Trust
553,533	Series 2023-C, Class A2A, 5.85%, due 3/16/2026	554,924 (a)
651,326	Series 2024-A, Class A2A, 5.15%, due 6/15/2026	651,518 (a)
	Hyundai Auto Receivables Trust
313,162	Series 2023-A, Class A2A, 5.19%, due 12/15/2025	313,060
1,789,916	Series 2023-C, Class A2A, 5.80%, due 1/15/2027	1,795,002
639,000	Series 2024-A, Class A2A, 5.29%, due 4/15/2027	639,838
	John Deere Owner Trust
393,104	Series 2023-C, Class A2, 5.76%, due 8/17/2026	393,741
752,000	Series 2024-A, Class A2A, 5.19%, due 2/16/2027	753,123
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$209,408	Kubota Credit Owner Trust, Series 2023-1A, Class A2, 5.40%, due 2/17/2026	$209,428 (a)
666,925	Nissan Auto Lease Trust, Series 2023-B, Class A2A, 5.74%, due 8/15/2025	667,071
975,384	Nissan Auto Receivables Owner Trust, Series 2023-A, Class A2A, 5.34%, due 2/17/2026	975,354
997,582	Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A2A, 5.88%, due 11/23/2026	999,012 (a)
589,521	SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45%, due 1/20/2026	589,949 (a)
3,688,000	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A2, 5.71%, due 10/20/2027	3,703,014 (a)
116,100	Tesla Auto Lease Trust, Series 2024-A, Class A2A, 5.37%, due 6/22/2026	116,152 (a)
	Toyota Auto Receivables Owner Trust
140,247	Series 2023-A, Class A2, 5.05%, due 1/15/2026	140,181
1,562,271	Series 2023-C, Class A2A, 5.60%, due 8/17/2026	1,564,031
919,067	USAA Auto Owner Trust, Series 2023-A, Class A2, 5.83%, due 7/15/2026	920,143 (a)
	Verizon Master Trust
1,138,000	Series 2022-7, Class A1B, (30 day USD SOFR Average + 0.85%), 6.20%, due 11/22/2027	1,139,242 (b)
474,000	Series 2023-5, Class A1B, (30 day USD SOFR Average + 0.68%), 6.03%, due 9/8/2028	477,159 (b)
1,113,000	Series 2024-3, Class A1B, (30 day USD SOFR Average + 0.58%), 5.93%, due 4/22/2030	1,114,142 (b)
	Volkswagen Auto Lease Trust
594,205	Series 2023-A, Class A2A, 5.87%, due 1/20/2026	594,973
411,000	Series 2024-A, Class A2A, 5.40%, due 12/21/2026	412,571
	World Omni Auto Receivables Trust
15,543	Series 2022-D, Class A2A, 5.51%, due 3/16/2026	15,543
324,030	Series 2023-A, Class A2A, 5.18%, due 7/15/2026	323,904
1,428,753	Series 2023-C, Class A2A, 5.57%, due 12/15/2026	1,429,819
Total Asset-Backed Securities (Cost $44,895,015)		44,995,506

Corporate Bonds 57.3%
Agriculture 0.9%
2,065,000	Philip Morris International, Inc., 5.13%, due 11/15/2024	2,063,265
Auto Manufacturers 3.4%
2,200,000	General Motors Financial Co., Inc., 1.20%, due 10/15/2024	2,188,666
1,644,000	Mercedes-Benz Finance North America LLC, (Secured Overnight Financing Rate + 0.93%), 6.30%, due 3/30/2025	1,650,138 (a)(b)
3,935,000	Volkswagen Group of America Finance LLC, (Secured Overnight Financing Rate + 0.83%), 6.20%, due 3/20/2026	3,936,122 (a)(b)
		7,774,926
Banks 18.1%
	Bank of America Corp.
374,000	4.00%, due 1/22/2025	371,939
1,245,000	(3 mo. USD Term SOFR + 1.35%), 3.09%, due 10/1/2025	1,242,547 (c)
1,740,000	(Secured Overnight Financing Rate + 1.33%), 6.70%, due 4/2/2026	1,750,370 (b)
	Citigroup, Inc.
1,425,000	(Secured Overnight Financing Rate + 0.69%), 6.06%, due 1/25/2026	1,426,139 (b)
4,485,000	(Secured Overnight Financing Rate + 1.53%), 6.90%, due 3/17/2026	4,506,160 (b)
4,135,000	Goldman Sachs Bank USA, (Secured Overnight Financing Rate + 0.75%), 6.12%, due 5/21/2027	4,129,776 (b)
5,535,000	JPMorgan Chase & Co., (Secured Overnight Financing Rate + 0.89%), 6.25%, due 4/22/2027	5,557,157 (b)
5,350,000	Morgan Stanley, (Secured Overnight Financing Rate + 0.95%), 6.32%, due 2/18/2026	5,360,572 (b)
220,000	Morgan Stanley Bank NA, (Secured Overnight Financing Rate + 0.78%), 6.15%, due 7/16/2025	220,741 (b)
1,835,000	Nordea Bank Abp, (Secured Overnight Financing Rate + 0.74%), 6.11%, due 3/19/2027	1,838,915 (a)(b)
910,000	PNC Bank NA, 2.95%, due 2/23/2025	900,205
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)
Principal Amount		Value

Banks – cont'd
$4,670,000	Royal Bank of Canada, (Secured Overnight Financing Rate Index + 0.44%), 5.81%, due 1/21/2025	$4,672,573 (b)
2,650,000	State Street Corp., 2.35%, due 11/1/2025	2,636,291 (c)
800,000	UBS AG, 3.63%, due 9/9/2024	799,760
5,640,000	Wells Fargo Bank NA, (Secured Overnight Financing Rate + 1.07%), 6.44%, due 12/11/2026	5,697,082 (b)
		41,110,227
Beverages 1.2%
2,775,000	Pepsico Singapore Financing I Pte. Ltd., (Secured Overnight Financing Rate Index + 0.56%), 5.94%, due 2/16/2027	2,782,221 (b)
Biotechnology 1.3%
3,075,000	Amgen, Inc., 5.25%, due 3/2/2025	3,075,929
Diversified Financial Services 4.7%
5,085,000	American Express Co., (Secured Overnight Financing Rate Index + 0.65%), 6.02%, due 11/4/2026	5,087,420 (b)
	Capital One Financial Corp.
3,095,000	3.30%, due 10/30/2024	3,083,938
2,496,000	3.20%, due 2/5/2025	2,473,226
		10,644,584
Electric 2.8%
1,015,000	Georgia Power Co., (Secured Overnight Financing Rate Index + 0.75%), 6.12%, due 5/8/2025	1,017,364 (b)
2,220,000	National Rural Utilities Cooperative Finance Corp., (Secured Overnight Financing Rate + 0.33%), 5.70%, due 10/18/2024	2,220,287 (b)
3,105,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.76%), 6.13%, due 1/29/2026	3,118,221 (b)
		6,355,872
Healthcare - Products 1.2%
2,825,000	Baxter International, Inc., (Secured Overnight Financing Rate Index + 0.44%), 5.81%, due 11/29/2024	2,825,153 (b)
Healthcare - Services 0.9%
2,060,000	UnitedHealth Group, Inc., (Secured Overnight Financing Rate + 0.50%), 5.86%, due 7/15/2026	2,066,266 (b)
Insurance 1.4%
3,091,000	Protective Life Global Funding, (Secured Overnight Financing Rate + 0.98%), 6.35%, due 3/28/2025	3,102,325 (a)(b)
Machinery - Construction & Mining 1.7%
3,845,000	Caterpillar Financial Services Corp., (Secured Overnight Financing Rate + 0.52%), 5.89%, due 5/14/2027	3,851,009 (b)
Machinery - Diversified 1.7%
3,798,000	John Deere Capital Corp., (Secured Overnight Financing Rate + 0.56%), 5.93%, due 3/7/2025	3,804,871 (b)
Oil & Gas 1.4%
3,230,000	Exxon Mobil Corp., 2.71%, due 3/6/2025	3,193,957
Pharmaceuticals 2.8%
1,020,000	AbbVie, Inc., 2.60%, due 11/21/2024	1,013,799
2,140,000	Bristol-Myers Squibb Co., (Secured Overnight Financing Rate + 0.49%), 5.86%, due 2/20/2026	2,148,317 (b)
3,185,000	Pfizer Investment Enterprises Pte. Ltd., 4.65%, due 5/19/2025	3,182,074
		6,344,190
Pipelines 3.3%
4,550,000	Enterprise Products Operating LLC, 3.75%, due 2/15/2025	4,522,412
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)
Principal Amount		Value

Pipelines – cont'd
$3,100,000	Spectra Energy Partners LP, 3.50%, due 3/15/2025	$3,070,686
		7,593,098
Real Estate Investment Trusts 2.3%
	Simon Property Group LP
3,525,000	2.00%, due 9/13/2024	3,521,343
1,765,000	3.38%, due 10/1/2024	1,761,470
		5,282,813
Retail 3.1%
3,830,000	Home Depot, Inc., (Secured Overnight Financing Rate + 0.33%), 5.70%, due 12/24/2025	3,833,899 (b)
3,265,000	Lowe's Cos., Inc., 4.00%, due 4/15/2025	3,243,592
		7,077,491
Semiconductors 3.0%
4,292,000	Analog Devices, Inc., (Secured Overnight Financing Rate Index + 0.25%), 5.62%, due 10/1/2024	4,292,000 (b)
2,682,000	Intel Corp., 3.40%, due 3/25/2025	2,653,349
		6,945,349
Software 0.6%
1,265,000	Oracle Corp., 2.95%, due 11/15/2024	1,258,458
Telecommunications 1.5%
2,088,000	T-Mobile USA, Inc., 3.50%, due 4/15/2025	2,065,625
1,400,000	Verizon Communications, Inc., (Secured Overnight Financing Rate Index + 0.79%), 6.16%, due 3/20/2026	1,405,418 (b)
		3,471,043

Total Corporate Bonds (Cost $130,446,403)		130,623,047
Number of Shares

Short-Term Investments 16.3%
Investment Companies 16.3%
37,090,062	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.24%(d) (Cost $37,090,062)	37,090,062
Total Investments 93.4% (Cost $212,431,480)		212,708,615
Other Assets Less Liabilities 6.6%		15,029,552 (e)
Net Assets 100.0%		$227,738,167

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At August 31, 2024, these securities amounted to $30,322,126, which represents 13.3% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of August 31, 2024 and changes periodically.
(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)
(d)	Represents 7-day effective yield as of August 31, 2024.
(e)	Includes the impact of the Fund’s open positions in derivatives at August 31, 2024.
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At August 31, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2024	118	Lead	$5,980,506	$(602,519)
9/2024	72	Nickel	7,166,768	(215,583)
9/2024	244	Primary Aluminum	14,846,790	600,458
9/2024	167	Zinc	11,935,156	1,249,758
10/2024	22	Cattle Feeder	2,615,250	(96,610)
10/2024	133	Live Cattle	9,501,520	(359,143)
10/2024	42	Platinum	1,957,620	(168,693)
11/2024	262	Brent Crude	19,838,640	45,297
11/2024	73	Lead	3,743,568	(259)
11/2024	130	Low Sulphur Gasoil	9,090,250	(213,924)
11/2024	80	Nickel	8,038,459	(525,543)
11/2024	230	Primary Aluminum	14,060,188	(41,457)
12/2024	28	Cocoa	2,147,880	327,886
12/2024	109	Coffee 'c'	9,975,544	594,183
12/2024	172	Copper	18,109,450	291,284
12/2024	17	Cotton No.2	594,915	(53,719)
12/2024	163	Gold 100 Oz	41,199,880	2,354,482
12/2024	236	Lean Hogs	6,869,960	360,414
12/2024	110	RBOB Gasoline	9,276,036	(59,593)
12/2024	62	Silver	9,034,330	108,191
12/2024	300	Soybean Meal	9,390,000	(1,270,295)
12/2024	357	Soybean Oil	8,998,542	(646,768)
12/2024	256	WTI Crude	18,268,160	(1,985,092)
1/2025	44	Nickel	4,459,081	81,550
1/2025	125	Primary Aluminum	7,715,375	485,865
2/2025	456	Natural Gas	13,173,840	(153,166)
2/2025	355	Sugar 11	7,816,816	(238,180)
3/2025	321	Corn	6,724,950	(17,830)
3/2025	201	Soybean	10,369,088	(284,303)
3/2025	70	Wheat	2,002,875	(37,013)
3/2025	128	Wheat	3,697,600	(77,568)
3/2025	126	Zinc	9,205,875	640,687
4/2025	55	New York Harbor ULSD	5,248,551	(48,630)
Total Long Positions			$313,053,463	$44,167

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)
Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2024	118	Lead	$(5,980,506)	$47,882
9/2024	72	Nickel	(7,166,768)	300,002
9/2024	244	Primary Aluminum	(14,846,790)	(198,247)
9/2024	167	Zinc	(11,935,156)	(631,029)
11/2024	3	Lead	(153,845)	(7,043)
11/2024	80	Nickel	(8,038,459)	49,248
11/2024	230	Primary Aluminum	(14,060,188)	(85,142)
1/2025	2	Nickel	(202,686)	(6,072)
1/2025	7	Primary Aluminum	(432,061)	(29,059)
3/2025	8	Zinc	(584,500)	(57,926)
Total Short Positions			$(63,400,959)	$(617,386)
Total Futures				$(573,219)
At August 31, 2024, the Fund had $14,346,344 deposited in a segregated account to cover margin requirements on open futures.
For the year ended August 31, 2024, the average notional value for the months where the Fund had futures outstanding was $343,564,688 for long positions and $(62,689,541) for short positions.
The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$—	$44,995,506	$—	$44,995,506
Corporate Bonds#	—	130,623,047	—	130,623,047
Short-Term Investments	—	37,090,062	—	37,090,062
Total Investments	$—	$212,708,615	$—	$212,708,615

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s derivatives as of August 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures
Assets	$7,537,187	$—	$—	$7,537,187
Liabilities	(8,110,406)	—	—	(8,110,406)
Total	$(573,219)	$—	$—	$(573,219)

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Financial Statements

Schedule of Investments Core Equity ETF^  August 31, 2024

Number of Shares		Value
Common Stocks 99.3%
Aerospace & Defense 2.3%
3,115	Boeing Co.*	$541,200
12,492	General Electric Co.	2,181,353
990	Lockheed Martin Corp.	562,419
1,448	TransDigm Group, Inc.	1,988,408
		5,273,380
Air Freight & Logistics 0.3%
1,789	FedEx Corp.	534,500
2,304	GXO Logistics, Inc.*	115,315
		649,815
Automobile Components 0.3%
6,246	Aptiv PLC*	446,776
22,902	Mobileye Global, Inc. Class A*	327,041
		773,817
Automobiles 0.6%
25,619	General Motors Co.	1,275,314
Banks 3.6%
45,804	Bank of America Corp.	1,866,513
16,656	Citizens Financial Group, Inc.	717,041
12,207	Fifth Third Bancorp	521,117
16,215	JPMorgan Chase & Co.	3,645,132
2,776	PNC Financial Services Group, Inc.	513,810
16,309	Wells Fargo & Co.	953,587
		8,217,200
Beverages 0.8%
2,424	Constellation Brands, Inc. Class A	583,481
31,087	Keurig Dr Pepper, Inc.	1,138,095
		1,721,576
Biotechnology 2.8%
12,185	AbbVie, Inc.	2,392,037
2,587	Amgen, Inc.	863,618
1,735	Biogen, Inc.*	355,259
3,579	BioMarin Pharmaceutical, Inc.*	326,441
913	Regeneron Pharmaceuticals, Inc.*	1,081,622
2,552	Vertex Pharmaceuticals, Inc.*	1,265,511
		6,284,488
Broadline Retail 3.4%
43,598	Amazon.com, Inc.*	7,782,243
Building Products 1.0%
1,533	Builders FirstSource, Inc.*	266,742
11,104	Carrier Global Corp.	808,149
1,735	Fortune Brands Innovations, Inc.	137,777
2,776	Trane Technologies PLC	1,003,968
		2,216,636
Number of Shares		Value
Capital Markets 3.7%
7,645	Bank of New York Mellon Corp.	$521,542
764	BlackRock, Inc.	688,983
2,552	Goldman Sachs Group, Inc.	1,302,158
8,329	Intercontinental Exchange, Inc.	1,345,550
9,369	KKR & Co., Inc.	1,159,601
1,417	Moody's Corp.	691,127
8,940	Nasdaq, Inc.	644,395
3,441	S&P Global, Inc.	1,766,059
2,215	Tradeweb Markets, Inc. Class A	261,902
		8,381,317
Chemicals 1.3%
534	Albemarle Corp.	48,193
2,215	Ecolab, Inc.	560,794
11,451	Element Solutions, Inc.	306,200
3,097	Linde PLC	1,481,140
1,624	Sherwin-Williams Co.	599,857
		2,996,184
Commercial Services & Supplies 0.4%
1,788	Republic Services, Inc.	372,279
2,776	Waste Connections, Inc.	517,724
		890,003
Communications Equipment 0.7%
18,391	Cisco Systems, Inc.	929,481
1,683	Motorola Solutions, Inc.	743,953
		1,673,434
Construction Materials 0.2%
1,023	Martin Marietta Materials, Inc.	546,446
Consumer Staples Distribution & Retail 1.4%
2,591	Costco Wholesale Corp.	2,312,156
9,369	Dollar Tree, Inc.*	791,587
		3,103,743
Containers & Packaging 0.3%
2,668	Avery Dennison Corp.	591,896
2,082	Crown Holdings, Inc.	188,233
		780,129
Diversified Telecommunication Services 1.3%
76,283	AT&T, Inc.	1,518,032
36,668	Verizon Communications, Inc.	1,531,989
		3,050,021
Electric Utilities 1.5%
4,801	Alliant Energy Corp.	279,754
4,633	American Electric Power Co., Inc.	464,597
1,789	Constellation Energy Corp.	351,896
4,858	Duke Energy Corp.	553,569
2,551	Entergy Corp.	307,880
6,246	FirstEnergy Corp.	274,325
See Notes to Financial Statements

Schedule of Investments Core Equity ETF^   (cont’d)
Number of Shares		Value
Electric Utilities – cont'd
10,063	NextEra Energy, Inc.	$810,172
15,268	PG&E Corp.	300,780
		3,342,973
Electrical Equipment 0.9%
4,164	Eaton Corp. PLC	1,278,057
12,492	nVent Electric PLC	848,956
		2,127,013
Electronic Equipment, Instruments & Components 0.6%
15,268	Amphenol Corp. Class A	1,029,827
1,735	CDW Corp.	391,485
		1,421,312
Energy Equipment & Services 0.3%
14,227	Schlumberger NV	625,846
Entertainment 1.1%
2,429	Electronic Arts, Inc.	368,771
2,409	Netflix, Inc.*	1,689,552
2,831	TKO Group Holdings, Inc.	334,709
		2,393,032
Financial Services 3.0%
4,511	Apollo Global Management, Inc.	522,058
7,287	Fiserv, Inc.*	1,272,310
4,966	MasterCard, Inc. Class A	2,400,267
9,292	Visa, Inc. Class A	2,568,030
		6,762,665
Food Products 0.9%
9,076	Kellanova	731,616
9,312	Mondelez International, Inc. Class A	668,695
3,409	Nestle SA ADR	364,490
5,205	Simply Good Foods Co.*	164,426
10,753	Utz Brands, Inc.	181,618
		2,110,845
Ground Transportation 1.5%
12,506	CSX Corp.	428,581
945	Saia, Inc.*	355,159
22,902	Uber Technologies, Inc.*	1,674,823
3,780	Union Pacific Corp.	968,020
		3,426,583
Health Care Equipment & Supplies 2.8%
22,555	Boston Scientific Corp.*	1,844,773
10,410	Cooper Cos., Inc.*	1,100,649
5,622	Dexcom, Inc.*	389,829
19,425	Medtronic PLC	1,720,667
10,410	Zimmer Biomet Holdings, Inc.	1,201,939
		6,257,857
Number of Shares		Value
Health Care Providers & Services 2.3%
7,669	Centene Corp.*	$604,547
8,724	CVS Health Corp.	499,362
2,302	Elevance Health, Inc.	1,281,961
1,447	HCA Healthcare, Inc.	572,419
2,050	Humana, Inc.	726,663
938	McKesson Corp.	526,293
1,624	Molina Healthcare, Inc.*	568,059
2,776	Quest Diagnostics, Inc.	435,749
		5,215,053
Health Care Technology 0.2%
17,066	Waystar Holding Corp.*	464,537
Hotels, Restaurants & Leisure 2.3%
234	Booking Holdings, Inc.	914,760
70,788	Carnival Corp.*	1,168,002
18,407	DraftKings, Inc. Class A*	635,042
16,961	Las Vegas Sands Corp.	661,309
5,432	McDonald's Corp.	1,568,001
26,372	Soho House & Co., Inc.*	165,880
		5,112,994
Household Durables 0.3%
3,522	Lennar Corp. Class A	641,215
1,041	Toll Brothers, Inc.	149,977
		791,192
Household Products 1.4%
9,022	Colgate-Palmolive Co.	960,843
12,985	Procter & Gamble Co.	2,227,447
		3,188,290
Independent Power and Renewable Electricity Producers 0.1%
694	NextEra Energy Partners LP	17,385
2,429	Vistra Corp.	207,509
		224,894
Industrial Conglomerates 0.5%
7,981	3M Co.	1,074,961
Industrial REITs 0.7%
11,762	Prologis, Inc.	1,503,419
Insurance 4.1%
5,281	Allstate Corp.	997,792
24,283	American International Group, Inc.	1,871,005
9,068	Aon PLC Class A	3,116,853
2,665	Assurant, Inc.	523,273
5,540	Globe Life, Inc.	581,977
6,246	MetLife, Inc.	483,940
31,286	Unum Group	1,736,060
		9,310,900
See Notes to Financial Statements

Schedule of Investments Core Equity ETF^   (cont’d)
Number of Shares		Value
Interactive Media & Services 5.3%
25,735	Alphabet, Inc. Class C	$4,249,106
45,165	Alphabet, Inc. Class A	7,379,058
9,022	Match Group, Inc.*	335,708
		11,963,872
IT Services 0.7%
3,123	Accenture PLC Class A	1,067,910
597	Gartner, Inc.*	293,700
1,107	Wix.com Ltd.*	184,448
		1,546,058
Life Sciences Tools & Services 1.2%
22,117	Avantor, Inc.*	571,503
2,039	IQVIA Holdings, Inc.*	512,910
2,753	Thermo Fisher Scientific, Inc.	1,693,288
		2,777,701
Machinery 1.6%
3,123	Caterpillar, Inc.	1,112,100
1,932	Deere & Co.	745,250
8,328	Ingersoll Rand, Inc.	761,595
1,624	Parker-Hannifin Corp.	974,725
		3,593,670
Metals & Mining 0.8%
5,205	Agnico Eagle Mines Ltd./Mines Agnico Eagle Ltd.	424,051
4,511	BHP Group Ltd. ADR	248,692
15,962	Freeport-McMoRan, Inc.	706,797
1,735	Nucor Corp.	263,564
1,735	Steel Dynamics, Inc.	207,350
		1,850,454
Multi-Utilities 0.7%
6,940	CenterPoint Energy, Inc.	189,462
6,940	Dominion Energy, Inc.	387,946
2,082	DTE Energy Co.	260,292
4,164	Public Service Enterprise Group, Inc.	336,243
4,164	Sempra	342,197
		1,516,140
Oil, Gas & Consumable Fuels 3.1%
1,388	Cheniere Energy, Inc.	257,141
8,328	ConocoPhillips	947,643
3,123	Diamondback Energy, Inc.	609,329
1,041	DT Midstream, Inc.	81,812
5,205	EOG Resources, Inc.	670,508
22,481	Exxon Mobil Corp.	2,651,409
3,364	ONEOK, Inc.	310,699
4,250	Phillips 66	596,318
4,858	Shell PLC ADR	348,124
1,107	Targa Resources Corp.	162,618
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
7,737	Williams Cos., Inc.	$354,123
		6,989,724
Passenger Airlines 0.2%
9,251	Delta Air Lines, Inc.	393,075
Personal Care Products 0.7%
23,399	Unilever PLC ADR	1,516,021
Pharmaceuticals 2.9%
4,164	Eli Lilly & Co.	3,997,523
14,922	Johnson & Johnson	2,474,963
		6,472,486
Professional Services 0.9%
1,735	Equifax, Inc.	532,871
3,123	Jacobs Solutions, Inc.	471,198
7,287	TransUnion	705,455
1,448	Verisk Analytics, Inc.	395,043
		2,104,567
Residential REITs 0.6%
7,287	American Homes 4 Rent Class A	289,804
8,092	Equity LifeStyle Properties, Inc.	588,369
2,776	Equity Residential	207,867
6,940	Invitation Homes, Inc.	255,670
		1,341,710
Semiconductors & Semiconductor Equipment 10.6%
9,683	Advanced Micro Devices, Inc.*	1,438,507
5,552	Analog Devices, Inc.	1,303,832
8,267	Applied Materials, Inc.	1,630,748
423	ASML Holding NV	382,337
3,123	Entegris, Inc.	361,862
941	Lam Research Corp.	772,570
10,757	Marvell Technology, Inc.	820,114
112,390	NVIDIA Corp.	13,415,994
3,493	ON Semiconductor Corp.*	272,000
12,956	QUALCOMM, Inc.	2,271,187
5,971	Texas Instruments, Inc.	1,279,824
		23,948,975
Software 10.2%
1,336	Autodesk, Inc.*	345,223
2,776	Check Point Software Technologies Ltd.*	534,380
3,512	Crowdstrike Holdings, Inc. Class A*	973,807
2,169	Intuit, Inc.	1,367,034
33,965	Microsoft Corp.	14,168,160
12,492	Oracle Corp.	1,764,995
6,367	Salesforce, Inc.	1,610,214
1,857	ServiceNow, Inc.*	1,587,735
3,123	Smartsheet, Inc. Class A*	152,402
See Notes to Financial Statements

Schedule of Investments Core Equity ETF^   (cont’d)
Number of Shares		Value
Software – cont'd
1,041	Synopsys, Inc.*	$540,883
		23,044,833
Specialized REITs 0.3%
18,044	Four Corners Property Trust, Inc.	511,547
4,858	Weyerhaeuser Co.	148,121
		659,668
Specialty Retail 2.5%
6,963	Home Depot, Inc.	2,565,865
13,880	TJX Cos., Inc.	1,627,708
2,776	Ulta Beauty, Inc.*	979,484
28,454	Warby Parker, Inc. Class A*	424,534
		5,597,591
Technology Hardware, Storage & Peripherals 6.7%
65,933	Apple, Inc.	15,098,657
Textiles, Apparel & Luxury Goods 0.3%
7,928	NIKE, Inc. Class B	660,561
Trading Companies & Distributors 0.3%
941	United Rentals, Inc.	697,526
Number of Shares		Value
Wireless Telecommunication Services 0.8%
8,724	T-Mobile U.S., Inc.	$1,733,633
Total Common Stocks (Cost $214,701,884)		224,477,034
Exchange-Traded Funds 0.6%
4,029	iShares Russell 1000 ETF (Cost $1,188,696)	1,245,203

Short-Term Investments 0.0%(a)
Investment Companies 0.0%(a)
67,169	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.24%(b) (Cost $67,169)	67,169
Total Investments 99.9% (Cost $215,957,749)		225,789,406
Other Assets Less Liabilities 0.1%		203,415
Net Assets 100.0%		$225,992,821

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of August 31, 2024.
See Notes to Financial Statements

Schedule of Investments Core Equity ETF^   (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$224,477,034	$—	$—	$224,477,034
Exchange-Traded Funds	1,245,203	—	—	1,245,203
Short-Term Investments	—	67,169	—	67,169
Total Investments	$225,722,237	$67,169	$—	$225,789,406

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Disrupters ETF^  August 31, 2024

Number of Shares		Value
Common Stocks 97.7%
Aerospace & Defense 7.1%
2,288	HEICO Corp.	$587,009
577	TransDigm Group, Inc.	792,342
		1,379,351
Broadline Retail 4.3%
4,602	Amazon.com, Inc.*	821,457
Capital Markets 4.7%
7,737	Tradeweb Markets, Inc. Class A	914,823
Electric Utilities 3.1%
3,091	Constellation Energy Corp.	608,000
Entertainment 4.3%
2,419	Spotify Technology SA*	829,427
Ground Transportation 3.1%
8,201	Uber Technologies, Inc.*	599,739
Health Care Equipment & Supplies 9.0%
3,642	Dexcom, Inc.*	252,536
997	IDEXX Laboratories, Inc.*	479,886
2,067	Intuitive Surgical, Inc.*	1,018,266
		1,750,688
Hotels, Restaurants & Leisure 3.2%
17,879	DraftKings, Inc. Class A*	616,825
IT Services 2.3%
1,548	MongoDB, Inc.*	450,143
Media 3.5%
6,535	Trade Desk, Inc. Class A*	683,104
Pharmaceuticals 5.3%
1,070	Eli Lilly & Co.	1,027,221
Number of Shares		Value
Semiconductors & Semiconductor Equipment 31.5%
5,830	Advanced Micro Devices, Inc.*	$866,105
895	ASML Holding NV	808,964
937	Monolithic Power Systems, Inc.	875,795
3,439	Nova Ltd.*	768,789
16,460	NVIDIA Corp.	1,964,830
3,820	Onto Innovation, Inc.*	814,500
		6,098,983
Software 16.3%
1,227	Intuit, Inc.	773,329
1,649	Microsoft Corp.	687,864
1,808	Palo Alto Networks, Inc.*	655,798
5,309	Procore Technologies, Inc.*	314,664
844	ServiceNow, Inc.*	721,620
		3,153,275

Total Common Stocks (Cost $14,991,570)		18,933,036

Short-Term Investments 2.3%
Investment Companies 2.3%
437,812	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.24%(a) (Cost $437,812)	437,812
Total Investments 100.0% (Cost $15,429,382)		19,370,848
Liabilities Less Other Assets (0.0)%(b)		(2,843)
Net Assets 100.0%		$19,368,005

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2024.
(b)	Represents less than 0.05% of net assets of the Fund.
See Notes to Financial Statements

Schedule of Investments Disrupters ETF^    (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$18,933,036	$—	$—	$18,933,036
Short-Term Investments	—	437,812	—	437,812
Total Investments	$18,933,036	$437,812	$—	$19,370,848

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Global Real Estate ETF^  August 31, 2024

Number of Shares		Value
Common Stocks 98.9%
Australia 6.1%
35,171	Charter Hall Retail REIT	$86,482
3,429	Goodman Group	77,358
20,944	GPT Group	69,315
63,347	Region RE Ltd.	96,397
20,892	Stockland	70,554
		400,106
Belgium 3.2%
2,080	Shurgard Self Storage Ltd.	91,575
4,317	Warehouses De Pauw CVA	115,542
		207,117
Canada 4.8%
1,653	Brookfield Corp. Class A	83,162
2,934	Canadian Apartment Properties REIT	114,038
8,670	RioCan REIT	119,983
		317,183
Germany 1.6%
2,941	Vonovia SE	101,656
Hong Kong 2.9%
8,800	Link REIT	41,356
15,269	Sun Hung Kai Properties Ltd.	148,345
		189,701
Japan 7.6%
60	Comforia Residential REIT, Inc.	131,694
105	LaSalle Logiport REIT	105,353
7,000	Mitsui Fudosan Co. Ltd.	75,824
4,400	Nomura Real Estate Holdings, Inc.	126,746
8,700	Tokyu Fudosan Holdings Corp.	62,878
		502,495
Singapore 2.9%
49,200	Mapletree Pan Asia Commercial Trust	51,647
34,400	UOL Group Ltd.	141,829
		193,476
Spain 2.6%
2,888	Cellnex Telecom SA(a)	111,520
9,397	Inmobiliaria Colonial Socimi SA	58,818
		170,338
United Kingdom 6.0%
18,000	British Land Co. PLC	97,494
34,738	Grainger PLC	109,232
8,079	Segro PLC	93,014
7,725	UNITE Group PLC	97,519
		397,259
Number of Shares		Value
United States 61.2%
2,498	American Healthcare REIT, Inc.	$52,283
1,512	American Tower Corp.	338,779
997	AvalonBay Communities, Inc.	225,053
630	BXP, Inc.	47,389
654	Camden Property Trust	81,881
460	Crown Castle, Inc.	51,529
509	Digital Realty Trust, Inc.	77,169
386	Equinix, Inc.	322,063
981	Equity LifeStyle Properties, Inc.	71,328
1,948	Essential Properties Realty Trust, Inc.	62,161
579	Extra Space Storage, Inc.	102,483
629	Federal Realty Investment Trust	72,335
1,531	Gaming & Leisure Properties, Inc.	79,643
11,780	Hudson Pacific Properties, Inc.	60,667
2,070	Invitation Homes, Inc.	76,259
1,708	Iron Mountain, Inc.	193,448
1,522	Kilroy Realty Corp.	55,203
3,125	Kimco Realty Corp.	72,687
3,348	Macerich Co.	53,467
1,793	Omega Healthcare Investors, Inc.	70,895
2,322	Prologis, Inc.	296,798
780	Public Storage	268,102
2,024	Realty Income Corp.	125,711
1,979	Retail Opportunity Investments Corp.	30,259
1,324	Rexford Industrial Realty, Inc.	67,418
657	SBA Communications Corp.	148,916
1,086	Simon Property Group, Inc.	181,742
1,113	Sun Communities, Inc.	150,522
2,231	UDR, Inc.	99,302
2,275	Ventas, Inc.	141,300
2,318	VICI Properties, Inc.	77,607
1,577	Welltower, Inc.	190,312
2,638	Weyerhaeuser Co.	80,433
		4,025,144
Total Common Stocks (Cost $5,616,307)		6,504,475

Short-Term Investments 1.2%
Investment Companies 1.2%
75,420	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.24%(b) (Cost $75,420)	75,420
Total Investments 100.1% (Cost $5,691,727)		6,579,895
Liabilities Less Other Assets (0.1)%		(4,330)
Net Assets 100.0%		$6,575,565

See Notes to Financial Statements

Schedule of Investments Global Real Estate ETF^  (cont’d)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at August 31, 2024 amounted to $111,520, which represents 1.7% of net assets of the
Fund.

(b)	Represents 7-day effective yield as of August 31, 2024.

POSITIONS BY SECTOR
Sector	Investments at Value	Percentage of Net Assets
Specialty REITs	$2,425,803	36.9%
Residential REITs	1,118,150	17.0%
Retail REITs	880,419	13.4%
Real Estate Holding & Development	849,672	12.9%
Industrial & Office REITs	794,849	12.1%
Diversified REITs	357,975	5.4%
Hotel & Lodging REITs	77,607	1.2%
Short-Term Investments and Other Liabilities-Net	71,090	1.1%
Total	$6,575,565	100.0%
See Notes to Financial Statements

Schedule of Investments Global Real Estate ETF^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$400,106	$—	$400,106
Belgium	—	207,117	—	207,117
Germany	—	101,656	—	101,656
Hong Kong	—	189,701	—	189,701
Japan	—	502,495	—	502,495
Singapore	—	193,476	—	193,476
Spain	—	170,338	—	170,338
United Kingdom	—	397,259	—	397,259
Other Common Stocks#	4,342,327	—	—	4,342,327
Total Common Stocks	4,342,327	2,162,148	—	6,504,475
Short-Term Investments	—	75,420	—	75,420
Total Investments	$4,342,327	$2,237,568	$—	$6,579,895

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Sector summary.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Next Generation Connected Consumer ETF^  August 31, 2024

Number of Shares		Value
Common Stocks 94.9%
Aerospace & Defense 2.2%
709	General Electric Co.	$123,806
Beverages 5.1%
70,688	Becle SAB de CV	113,995
4,867	Keurig Dr Pepper, Inc.	178,181
		292,176
Consumer Staples Distribution & Retail 3.8%
1,686	Dollar Tree, Inc.*	142,450
995	Walmart, Inc.	76,844
		219,294
Entertainment 6.7%
179	Netflix, Inc.*	125,542
755	Spotify Technology SA*	258,874
		384,416
Food Products 0.9%
1,597	Simply Good Foods Co.*	50,449
Health Care Equipment & Supplies 4.0%
969	EssilorLuxottica SA	229,783
Hotels, Restaurants & Leisure 23.0%
4,485	Basic-Fit NV*(a)	111,783
16,134	Carnival Corp.*	266,211
1,000	Chipotle Mexican Grill, Inc.*	56,080
5,946	Cie des Alpes	91,837
5,269	DraftKings, Inc. Class A*	181,781
18,705	eDreams ODIGEO SA*	139,153
4,455	Las Vegas Sands Corp.	173,700
1,038	McDonald's Corp.	299,629
		1,320,174
Insurance 4.7%
1,178	Allstate Corp.	222,571
39,000	ZhongAn Online P&C Insurance Co. Ltd. Class H*(a)	50,372
		272,943
Interactive Media & Services 6.3%
1,037	Alphabet, Inc. Class C	171,219
3,885	Match Group, Inc.*	144,561
Number of Shares		Value
Interactive Media & Services – cont'd
5,090	Snap, Inc. Class A*	$47,541
		363,321
IT Services 3.7%
1,278	Wix.com Ltd.*	212,940
Specialty Retail 18.3%
3,232	Aritzia, Inc.*	110,559
2,108	Beyond, Inc.*	20,722
731	Home Depot, Inc.	269,373
1,591	TJX Cos., Inc.	186,577
133,000	Topsports International Holdings Ltd.(a)	49,262
691	Ulta Beauty, Inc.*	243,812
11,480	Warby Parker, Inc. Class A*	171,282
		1,051,587
Textiles, Apparel & Luxury Goods 7.5%
339	Kering SA	97,210
2,584	Moncler SpA	158,528
2,113	NIKE, Inc. Class B	176,055
		431,793
Tobacco 4.8%
2,232	Philip Morris International, Inc.	275,183
Wireless Telecommunication Services 3.9%
1,132	T-Mobile U.S., Inc.	224,951

Total Common Stocks (Cost $5,220,350)		5,452,816

Short-Term Investments 5.0%
Investment Companies 5.0%
288,111	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.24%(b) (Cost $288,111)	288,111
Total Investments 99.9% (Cost $5,508,461)		5,740,927
Other Assets Less Liabilities 0.1%		3,870
Net Assets 100.0%		$5,744,797

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at August 31, 2024 amounted to $211,417, which represents 3.7% of net assets of the
Fund.

See Notes to Financial Statements

Schedule of Investments Next Generation Connected Consumer ETF^  (cont’d)
(b)	Represents 7-day effective yield as of August 31, 2024.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$4,087,394	71.2%
France	418,830	7.3%
Israel	212,940	3.7%
Italy	158,528	2.8%
Spain	139,153	2.4%
Mexico	113,995	2.0%
Netherlands	111,783	1.9%
Canada	110,559	1.9%
China	99,634	1.7%
Short-Term Investments and Other Assets—Net	291,981	5.1%
	$5,744,797	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Health Care Equipment & Supplies	$—	$229,783	$—	$229,783
Hotels, Restaurants & Leisure	1,116,554	203,620	—	1,320,174
Insurance	222,571	50,372	—	272,943
Specialty Retail	1,002,325	49,262	—	1,051,587
Textiles, Apparel & Luxury Goods	176,055	255,738	—	431,793
Other Common Stocks#	2,146,536	—	—	2,146,536
Total Common Stocks	4,664,041	788,775	—	5,452,816
Short-Term Investments	—	288,111	—	288,111
Total Investments	$4,664,041	$1,076,886	$—	$5,740,927

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Option Strategy ETF^  August 31, 2024

Principal Amount		Value
U.S. Treasury Obligations 93.5%
	U.S. Treasury Notes
$71,100,000	0.38%, due 9/15/2024	$70,985,250
53,800,000	1.00%, due 12/15/2024	53,217,867
54,300,000	1.75%, due 3/15/2025	53,473,304
50,000,000	2.88%, due 6/15/2025	49,355,469
53,100,000	3.50%, due 9/15/2025 (a)	52,633,301
52,700,000	4.00%, due 12/15/2025 (a)	52,553,840
52,700,000	4.63%, due 3/15/2026	53,111,719
27,700,000	4.13%, due 6/15/2026	27,757,347

Total U.S. Treasury Obligations (Cost $411,331,986)		413,088,097
Number of Shares

Short-Term Investments 5.9%
Investment Companies 5.9%
26,119,761	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.24%(b) (Cost $26,119,761)	26,119,761
Total Investments 99.4% (Cost $437,451,747)		439,207,858
Other Assets Less Liabilities 0.6%		2,767,938 (c)
Net Assets 100.0%		$441,975,796

(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Represents 7-day effective yield as of August 31, 2024.
(c)	Includes the impact of the Fund’s open positions in derivatives at August 31, 2024.
See Notes to Financial Statements

Schedule of Investments Option Strategy ETF^  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At August 31, 2024, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
S&P 500 Index	20	$(11,296,800)	$5,510	9/6/2024	$(8,700)
S&P 500 Index	40	(22,593,600)	5,515	9/6/2024	(19,200)
S&P 500 Index	68	(38,409,120)	5,570	9/6/2024	(81,940)
S&P 500 Index	34	(19,204,560)	5,580	9/6/2024	(48,110)
S&P 500 Index	17	(9,602,280)	5,595	9/6/2024	(30,005)
S&P 500 Index	1	(564,840)	5,340	9/13/2024	(400)
S&P 500 Index	55	(31,066,200)	5,425	9/13/2024	(39,325)
S&P 500 Index	62	(35,020,080)	5,450	9/13/2024	(54,250)
S&P 500 Index	34	(19,204,560)	5,535	9/13/2024	(60,520)
S&P 500 Index	32	(18,074,880)	5,540	9/13/2024	(59,520)
S&P 500 Index	1	(564,840)	5,595	9/13/2024	(3,040)
S&P 500 Index	14	(7,907,760)	5,565	9/20/2024	(47,250)
S&P 500 Index	93	(52,530,120)	5,595	9/20/2024	(382,230)
S&P 500 Index	50	(28,242,000)	5,605	9/20/2024	(219,500)
S&P 500 Index	24	(13,556,160)	5,620	9/20/2024	(116,640)
SPDR S&P 500 ETF Trust	10	(563,680)	555	9/6/2024	(1,020)
SPDR S&P 500 ETF Trust	10	(563,680)	558	9/6/2024	(1,630)
SPDR S&P 500 ETF Trust	48	(2,705,664)	559	9/6/2024	(9,048)
SPDR S&P 500 ETF Trust	86	(4,847,648)	560	9/6/2024	(18,705)
SPDR S&P 500 ETF Trust	19	(1,070,992)	561	9/6/2024	(4,760)
SPDR S&P 500 ETF Trust	29	(1,634,672)	558	9/13/2024	(8,381)
SPDR S&P 500 ETF Trust	67	(3,776,656)	559	9/13/2024	(21,172)
SPDR S&P 500 ETF Trust	57	(3,212,976)	561	9/13/2024	(21,603)
SPDR S&P 500 ETF Trust	162	(9,131,616)	560	9/20/2024	(81,891)
SPDR S&P 500 ETF Trust	18	(1,014,624)	555	9/27/2024	(7,956)
SPDR S&P 500 ETF Trust	39	(2,198,352)	558	9/27/2024	(20,300)
SPDR S&P 500 ETF Trust	1,808	(101,913,344)	559	9/27/2024	(995,304)
SPDR S&P 500 ETF Trust	22	(1,240,096)	560	9/27/2024	(12,804)
SPDR S&P 500 ETF Trust	96	(5,411,328)	561	9/27/2024	(59,136)
SPDR S&P 500 ETF Trust	55	(3,100,240)	559	10/4/2024	(34,952)
Total options written (premium received $5,202,291)					$(2,469,292)
For the period ended August 31, 2024, the average market value for the months where the Fund had options written outstanding was $(3,775,740). At August 31, 2024, the Fund had securities pledged in the amount of $92,522,363 to cover collateral requirements for options written.
See Notes to Financial Statements

Schedule of Investments Option Strategy ETF^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$413,088,097	$—	$413,088,097
Short-Term Investments	—	26,119,761	—	26,119,761
Total Investments	$—	$439,207,858	$—	$439,207,858
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of August 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(2,469,292)	$—	$—	$(2,469,292)
Total	$(2,469,292)	$—	$—	$(2,469,292)

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Small-Mid Cap ETF^  August 31, 2024

Number of Shares		Value
Common Stocks 98.9%
Banks 5.0%
66,104	Community Financial System, Inc.	$4,042,921
27,301	Cullen/Frost Bankers, Inc.	3,063,991
39,693	Prosperity Bancshares, Inc.	2,920,611
		10,027,523
Building Products 1.4%
15,383	Simpson Manufacturing Co., Inc.	2,816,012
Commercial Services & Supplies 4.5%
59,691	Rollins, Inc.	2,995,294
24,600	Tetra Tech, Inc.	5,848,404
		8,843,698
Construction & Engineering 2.7%
18,786	Valmont Industries, Inc.	5,368,287
Construction Materials 3.6%
27,823	Eagle Materials, Inc.	7,171,378
Containers & Packaging 2.7%
34,542	AptarGroup, Inc.	5,291,489
Diversified Consumer Services 1.6%
21,898	Bright Horizons Family Solutions, Inc.*	3,081,487
Electronic Equipment, Instruments & Components 2.2%
16,362	Littelfuse, Inc.	4,453,736
Energy Equipment & Services 2.4%
54,811	Tidewater, Inc.*	4,861,736
Health Care Equipment & Supplies 2.1%
55,943	Haemonetics Corp.*	4,228,172
Health Care Providers & Services 2.6%
8,787	Chemed Corp.	5,150,676
Hotels, Restaurants & Leisure 1.7%
19,998	Texas Roadhouse, Inc.	3,374,663
Household Durables 1.3%
11,319	Installed Building Products, Inc.	2,516,327
Household Products 1.5%
28,785	Church & Dwight Co., Inc.	2,932,616
Insurance 5.0%
27,270	RLI Corp.	4,202,307
89,082	Ryan Specialty Holdings, Inc.	5,757,370
		9,959,677
Life Sciences Tools & Services 3.9%
51,077	Bio-Techne Corp.	3,779,187
Number of Shares		Value
Life Sciences Tools & Services – cont'd
12,365	ICON PLC*	$3,982,272
		7,761,459
Machinery 14.2%
46,965	Graco, Inc.	3,914,533
42,117	ITT, Inc.	5,863,529
19,695	Lincoln Electric Holdings, Inc.	3,813,149
15,720	Nordson Corp.	4,033,123
19,089	RBC Bearings, Inc.*	5,685,658
53,025	Toro Co.	4,910,115
		28,220,107
Marine Transportation 3.5%
57,852	Kirby Corp.*	6,937,612
Media 1.9%
21,816	Nexstar Media Group, Inc. Class A	3,727,918
Oil, Gas & Consumable Fuels 3.3%
142,749	CNX Resources Corp.*	3,949,865
118,776	Sitio Royalties Corp. Class A	2,640,390
		6,590,255
Professional Services 1.2%
43,407	UL Solutions, Inc. Class A	2,367,418
Real Estate Management & Development 1.8%
19,392	FirstService Corp.	3,491,530
Semiconductors & Semiconductor Equipment 7.5%
38,002	Entegris, Inc.	4,403,291
71,811	Lattice Semiconductor Corp.*	3,400,969
29,173	MKS Instruments, Inc.	3,478,297
52,380	Power Integrations, Inc.	3,514,698
		14,797,255
Software 14.4%
13,706	Aspen Technology, Inc.*	3,209,123
65,752	Bentley Systems, Inc. Class B	3,384,255
4,287	Fair Isaac Corp.*	7,417,667
8,499	Manhattan Associates, Inc.*	2,247,391
27,876	Qualys, Inc.*	3,489,239
17,271	SPS Commerce, Inc.*	3,449,710
9,090	Tyler Technologies, Inc.*	5,343,738
		28,541,123
Specialty Retail 2.8%
21,816	Floor & Decor Holdings, Inc. Class A*	2,452,991
11,777	Tractor Supply Co.	3,150,936
		5,603,927
Trading Companies & Distributors 4.1%
48,351	Core & Main, Inc. Class A*	2,322,298
See Notes to Financial Statements

Schedule of Investments Small-Mid Cap ETF^   (cont’d)
Number of Shares		Value
Trading Companies & Distributors – cont'd
12,423	Watsco, Inc.	$5,906,143
		8,228,441

Total Common Stocks (Cost $189,818,791)		196,344,522

Short-Term Investments 1.1%
Investment Companies 1.1%
2,220,670	State Street Institutional Treasury Money Market Fund Premier Class, 5.19%(a) (Cost $2,220,670)	2,220,670
Total Investments 100.0% (Cost $192,039,461)		198,565,192
Liabilities Less Other Assets (0.0)%(b)		(37,325)
Net Assets 100.0%		$198,527,867

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2024.
(b)	Represents less than 0.05% of net assets of the Fund.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$196,344,522	$—	$—	$196,344,522
Short-Term Investments	—	2,220,670	—	2,220,670
Total Investments	$196,344,522	$2,220,670	$—	$198,565,192

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

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Statements of Assets and Liabilities
Neuberger Berman ETF Trust
	Carbon Transition & Infrastructure ETF	China Equity ETF	Commodity Strategy ETF**
	August 31, 2024	August 31, 2024	August 31, 2024
Assets
Investments in securities, at value*† (Note A)— see Schedule of Investments:
Unaffiliated issuers(a)	$32,285,016	$5,368,366	$212,708,615
Foreign currency(b)	29,271	26,927	—
Cash collateral segregated for futures contracts (Note A)	—	—	14,346,344
Dividends and interest receivable	70,816	2,194	1,432,651
Receivable for securities sold	—	—	—
Receivable from Management—net (Note B)	—	15,432	47,731
Receivable for Fund shares sold	—	—	—
Receivable for securities lending income (Note A)	48	—	—
Prepaid expenses and other assets	—	3,264	9,514
Total Assets	32,385,151	5,416,183	228,544,855
Liabilities
Payable to investment manager—net (Note B)	14,507	2,663	96,600
Option contracts written, at value(c) (Note A)	—	—	—
Payable for securities purchased	—	26,928	—
Payable for accumulated variation margin on futures contracts (Note A)	—	—	573,219
Payable to administrator (Note B)	—	—	—
Payable to trustees	—	6,545	6,412
Payable for audit fees	—	29,770	65,933
Payable for custodian and accounting fees	—	12,848	13,334
Payable for legal fees	—	13,707	15,414
Payable for organization costs	—	—	—
Other accrued expenses and payables	—	8,458	35,776
Total Liabilities	14,507	100,919	806,688
Net Assets	$32,370,644	$5,315,264	$227,738,167

Net Assets consist of:
Paid-in capital	$27,351,709	$23,591,584	$317,563,738
Total distributable earnings/(losses)	5,018,935	(18,276,320)	(89,825,571)
Net Assets	$32,370,644	$5,315,264	$227,738,167
Shares Outstanding ($0.001 par value; unlimited shares authorized)	1,100,001	236,994	10,788,076
Net Asset Value, offering and redemption price per share	$29.43	$22.43	$21.11

†Securities on loan, at value:
Unaffiliated issuers	$529,826	$—	$—
*Cost of Investments:
(a) Unaffiliated issuers	$25,826,198	$5,330,444	$212,431,480
(b) Total cost of foreign currency	$28,468	$21,140	$—
(c) Premium received from option contracts written	$—	$—	$—

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
See Notes to Financial Statements

Core Equity ETF	Disrupters ETF	Global Real Estate ETF	Next Generation Connected Consumer ETF	Option Strategy ETF	Small-Mid Cap ETF
August 31, 2024	August 31, 2024	August 31, 2024	August 31, 2024	August 31, 2024	August 31, 2024

$225,789,406	$19,370,848	$6,579,895	$5,740,927	$439,207,858	$198,565,192
—	—	8,845	723	—	—
—	—	—	—	—	—
195,814	5,820	14,398	5,749	3,769,987	116,970
—	—	—	—	1,112,339	—
143,257	—	44,950	—	—	28,151
651,275	—	—	—	653,648	655,207
—	—	—	21	—	—
—	—	3,262	—	11,185	3,261
226,779,752	19,376,668	6,651,350	5,747,420	444,755,017	199,368,781

28,070	8,663	3,214	2,623	150,522	93,274
—	—	—	—	2,469,292	—
651,719	—	—	—	19,850	647,715
—	—	—	—	—	—
—	—	—	—	28,603	—
7,971	—	6,545	—	6,315	7,971
26,795	—	31,770	—	43,690	23,010
3,848	—	10,542	—	17,750	12,037
5,000	—	13,707	—	25,650	15,958
53,464	—	—	—	—	25,031
10,064	—	10,007	—	17,549	15,918
786,931	8,663	75,785	2,623	2,779,221	840,914
$225,992,821	$19,368,005	$6,575,565	$5,744,797	$441,975,796	$198,527,867

$216,161,298	$16,071,149	$6,324,757	$5,918,488	$456,502,173	$193,135,457
9,831,523	3,296,856	250,808	(173,691)	(14,526,377)	5,392,410
$225,992,821	$19,368,005	$6,575,565	$5,744,797	$441,975,796	$198,527,867
8,675,001	654,000	226,428	250,001	16,898,476	7,575,001
$26.05	$29.61	$29.04	$22.98	$26.15	$26.21

$—	$—	$—	$—	$—	$—

$215,957,749	$15,429,382	$5,691,727	$5,508,461	$437,451,747	$192,039,461
$—	$—	$8,837	$704	$—	$—
$—	$—	$—	$—	$5,202,291	$—

Statements of Operations
Neuberger Berman ETF Trust

	Carbon Transition & Infrastructure ETF	China Equity ETF(a)	Commodity Strategy ETF**
	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$550,916	$136,433	$—
Interest and other income—unaffiliated issuers	35,590	13,086	14,423,862
Income from securities loaned—net	2,161	—	—
Foreign taxes withheld	(16,420)	(13,113)	(7,233)
Total income	$572,247	$136,406	$14,416,629
Expenses:
Investment management fees (Note B)	178,708	27,617	1,302,761
Administration fees (Note B)	—	4,113	235,154
Transfer agent fees	—	10,768	12,050
Audit fees	—	34,225	42,733
Organization expenses (Note A)	—	—	—
Subsidiary administration fees	—	—	49,999
Custodian and accounting fees	—	51,993	96,235
Insurance	—	—	10,544
Legal fees	—	71,340	83,681
Registration and filing fees	—	41,668	9,182
Shareholder reports	—	1,816	35,765
Stock exchange listing fees	—	8,444	9,891
Trustees' fees and expenses	—	56,654	57,900
Interest	—	—	—
Miscellaneous and other fees (Note A)	—	11,097	33,955
Total expenses	178,708	319,735	1,979,850

Expenses reimbursed by Management (Note B)	—	(285,356)	(290,488)
Investment management fees waived (Note B)	(27,494)	—	—
Total net expenses	151,214	34,379	1,689,362
Net investment income/(loss)	$421,033	$102,027	$12,727,267

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(1,673,874)	(698,717)	90,213
Redemption in-kind	—	—	—
Settlement of foreign currency transactions	(35,906)	(27,854)	—
Expiration or closing of futures contracts	—	—	(14,411,464)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	7,316,353	163,642	391,341
Foreign currency translations	24,124	5,813	—
Futures contracts	—	—	(6,129,540)
Net gain/(loss) on investments	5,630,697	(557,116)	(20,059,450)
Net increase/(decrease) in net assets resulting from operations	$6,051,730	$(455,089)	$(7,332,183)

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
(a)
After the close of business on October 13, 2023, Neuberger Berman Greater China Equity Fund and Neuberger Berman Global Real
Estate Fund (together, the "Predecessor Funds") were reorganized into Neuberger Berman China Equity ETF and Neuberger Berman
Global Real Estate ETF, respectively. The amounts disclosed include those of the Predecessor Funds. Refer to Note A in the Notes to
Financial Statements for additional information on the reorganizations.

See Notes to Financial Statements

Core Equity ETF	Disrupters ETF	Global Real Estate ETF(a)	Next Generation Connected Consumer ETF
For the Period from July 31, 2024 (Commencement of Operations) to August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024

$231,269	$44,050	$208,555	$60,394
778	17,371	3,634	12,296
—	24	—	1,393
(398)	(765)	(8,924)	(1,964)
$231,649	$60,680	$203,265	$72,119

42,105	94,779	32,034	35,857
12,631	—	4,890	—
1,000	—	18,314	—
26,795	—	36,225	—
102,210	—	—	—
—	—	—	—
3,848	—	49,295	—
—	—	95	—
5,000	—	83,912	—
—	—	25,574	—
2,775	—	4,491	—
4,789	—	8,444	—
7,971	—	56,656	—
—	—	23	—
1,500	—	11,204	—
210,624	94,779	331,157	35,857

(155,888)	—	(291,480)	—
(14,035)	(14,581)	—	(5,516)
40,701	80,198	39,677	30,341
$190,948	$(19,518)	$163,588	$41,778

(191,082)	152,525	(125,841)	(94,550)
—	662,946	—	—
—	—	(962)	108
—	—	—	—

9,831,657	2,496,517	1,127,973	433,283
—	—	255	22
—	—	—	—
9,640,575	3,311,988	1,001,425	338,863
$9,831,523	$3,292,470	$1,165,013	$380,641

Statements of Operations   (cont’d)
Neuberger Berman ETF Trust

	Option Strategy ETF	Option Strategy ETF	Small-Mid Cap ETF
	For the Period November 1, 2023 to August 31, 2024(a)	For the Year Ended October 31, 2023	For the Period from March 20, 2024 (Commencement of Operations) to August 31, 2024
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$—	$—	$675,385
Interest and other income—unaffiliated issuers	18,957,776	28,969,191	50,194
Foreign taxes withheld	—	—	(835)
Total income	$18,957,776	$28,969,191	$724,744
Expenses:
Investment management fees (Note B)	1,614,069	2,113,403	436,095
Administration fees (Note B)	383,789	554,028	65,414
Distribution Fees (Note B)	—	24,294	—
Shareholder servicing agent fees	7,707	6,055	5,355
Audit fees	46,880	47,415	23,010
Organization expenses (Note A)	—	—	81,717
Custodian and accounting fees	64,978	99,852	24,379
Insurance	9,480	12,695	3,511
Legal fees	73,453	98,784	25,000
Registration and filing fees	81,724	119,898	—
Shareholder reports	8,747	16,016	7,275
Stock exchange listing fees	5,229	—	5,000
Trustees' fees and expenses	49,843	47,080	24,740
Interest	343	—	—
Miscellaneous and other fees (Note A)	32,180	45,687	8,956
Total expenses	2,378,422	3,185,207	710,452
Expenses reimbursed by Management (Note B)	(198,987)	(237,014)	(178,213)
Investment management fees waived (Note B)	—	(6,178)	—
Total net expenses	2,179,435	2,942,015	532,239
Net investment income/(loss)	$16,778,341	$26,027,176	$192,505
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(80,330)	(37,887,415)	(1,325,826)
Expiration or closing of option contracts written	40,409,316	38,694,173	—
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	2,749,198	29,870,274	6,525,731
Option contracts written	1,880,866	(5,429,295)	—
Net gain/(loss) on investments	44,959,050	25,247,737	5,199,905
Net increase/(decrease) in net assets resulting from operations	$61,737,391	$51,274,913	$5,392,410

(a)
After the close of business on January 26, 2024, Neuberger Berman U.S. Equity Index PutWrite Strategy Fund (the "Predecessor Fund")
was reorganized into Neuberger Berman Option Strategy ETF. The amounts disclosed include those of the Predecessor Fund. Refer to
Note A in the Notes to Financial Statements for additional information on the reorganization.

See Notes to Financial Statements

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Statements of Changes in Net Assets
Neuberger Berman ETF Trust

	Carbon Transition & Infrastructure ETF		China Equity ETF
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2024	August 31, 2023	August 31, 2024(a)	August 31, 2023
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$421,033	$279,181	$102,027	$(76,689)
Net realized gain/(loss) on investments	(1,709,780)	(45,562)	(726,571)	(10,948,785)
Change in net unrealized appreciation/(depreciation) of investments	7,340,477	(677,471)	169,455	8,970,608
Net increase/(decrease) in net assets resulting from operations	6,051,730	(443,852)	(455,089)	(2,054,866)
Distributions to Shareholders From (Note A):
Distributable earnings	(328,735)	(45,923)	—	(223,442)(c)
Tax return of capital	—	—	—	(114)(c)
Total distributions to shareholders	(328,735)	(45,923)	—	(223,556)
From Fund Share Transactions (Note D):
Proceeds from shares sold	1,277,559	20,414,857	4,190,902 (d)	1,628,143 (d)
Proceeds from reinvestment of dividends and distributions	—	—	—	214,400 (d)
Payments for shares redeemed	—	—	(93,466)(d)	(32,205,957)(d)
Net increase/(decrease) from Fund share transactions	1,277,559	20,414,857	4,097,436	(30,363,414)
Net Increase/(Decrease) in Net Assets	7,000,554	19,925,082	3,642,347	(32,641,836)
Net Assets:
Beginning of year	25,370,090	5,445,008	1,672,917	34,314,753
End of year	$32,370,644	$25,370,090	$5,315,264	$1,672,917

*	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
(a)
After the close of business on October 13, 2023, Neuberger Berman Greater China Equity Fund and Neuberger Berman Global Real
Estate Fund (together, the "Predecessor Funds") were reorganized into Neuberger Berman China Equity ETF and Neuberger Berman
Global Real Estate ETF, respectively. The amounts disclosed include those of the Predecessor Funds. Refer to Note A in the Notes to
Financial Statements for additional information on the reorganizations.

(b)
After the close of business on October 21, 2022, Neuberger Berman Commodity Strategy Fund (the "Predecessor Fund") was
reorganized into Neuberger Berman Commodity Strategy ETF. The amounts disclosed include those of the Predecessor Fund. Refer to
Note A in the Notes to Financial Statements for additional information on the reorganization.

(c)
Included in these amounts are the distributions to shareholders from distributable earnings and tax return of capital from Institutional
Class shares, Class A shares and Class C shares of the respective Predecessor Funds:

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
Distributable earnings:
China Equity ETF
Institutional Class	$—	$(217,392)
Class A	—	(6,050)
Class C	—	—
Commodity Strategy ETF
Institutional Class	—	(22,093,157)
Class A	—	(3,456,451)
Class C	—	(54,635)
Global Real Estate ETF
Institutional Class	(127,482)	(344,540)
Class A	—	(26,748)
Class C	—	(10,319)
Tax return of capital:
China Equity ETF
Institutional Class	—	(114)
Global Real Estate ETF
Institutional Class	—	(4,193)

(d)
The dollar amounts disclosed are the total from fund share transaction of the Institutional Class shares, Class A shares and Class C shares of the Predecessor
Fund. See Note D of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Commodity Strategy ETF*		Core Equity ETF	Disrupters ETF		Global Real Estate ETF		Next Generation Connected Consumer ETF
Fiscal Year Ended	Fiscal Year Ended	Period from July 31, 2024 (Commencement of Operations) to	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
August 31, 2024	August 31, 2023(b)	August 31, 2024	August 31, 2024	August 31, 2023	August 31, 2024(a)	August 31, 2023	August 31, 2024	August 31, 2023

$12,727,267	$9,551,070	$190,948	$(19,518)	$(20,343)	$163,588	$101,695	$41,778	$30,101
(14,321,251)	(25,489,562)	(191,082)	815,471	92,034	(126,803)	(499,052)	(94,442)	(209,339)
(5,738,199)	14,845,446	9,831,657	2,496,517	2,298,294	1,128,228	143,607	433,305	803,401
(7,332,183)	(1,093,046)	9,831,523	3,292,470	2,369,985	1,165,013	(253,750)	380,641	624,163

(10,388,667)	(27,372,087)(c)	—	—	—	(127,482)(c)	(381,607)(c)	(31,475)	(5,300)
—	—	—	—	—	—	(4,193)(c)	—	—
(10,388,667)	(27,372,087)	—	—	—	(127,482)	(385,800)	(31,475)	(5,300)

60,378,809	148,355,781 (d)	216,161,298	6,992,959	12,477,577	3,530,567 (d)	6,164,793 (d)	—	—
—	25,498,601 (d)	—	—	—	14,811 (d)	369,861 (d)	—	—
(89,646,650)	(111,647,457)(d)	—	(2,063,638)	(9,122,155)	(1,016,439)(d)	(6,223,758)(d)	—	—
(29,267,841)	62,206,925	216,161,298	4,929,321	3,355,422	2,528,939	310,896	—	—
(46,988,691)	33,741,792	225,992,821	8,221,791	5,725,407	3,566,470	(328,654)	349,166	618,863

274,726,858	240,985,066	—	11,146,214	5,420,807	3,009,095	3,337,749	5,395,631	4,776,768
$227,738,167	$274,726,858	$225,992,821	$19,368,005	$11,146,214	$6,575,565	$3,009,095	$5,744,797	$5,395,631

Statements of Changes in Net Assets  (cont’d)
Neuberger Berman ETF Trust

	Option Strategy ETF**			Small-Mid Cap ETF
	Period Ended From	Fiscal Year Ended	Fiscal Year Ended	Period from March 20, 2024 (Commencement of Operations) to
	November 1, 2023 to August 31, 2024(a)	October 31, 2023	October 31, 2022	August 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$16,778,341	$26,027,176	$15,386,028	$192,505
Net realized gain/(loss) on investments	40,328,986	806,758	(56,840,296)	(1,325,826)
Change in net unrealized appreciation/(depreciation) of investments	4,630,064	24,440,979	(27,862,670)	6,525,731
Net increase/(decrease) in net assets resulting from operations	61,737,391	51,274,913	(69,316,938)	5,392,410
Distributions to Shareholders From (Note A):
Distributable earnings	(16,777,992)(b)	(27,732,358)(b)	(98,905,807)(b)	—
Tax return of capital	(4,514,912)	(622,678)(b)	—	—
Total distributions to shareholders	(21,292,904)	(28,355,036)	(98,905,807)	—
From Fund Share Transactions (Note D):
Proceeds from shares sold	213,413,467 (c)	156,648,618 (c)	365,021,074 (c)	193,135,457
Proceeds from reinvestment of dividends and distributions	3,038,359 (c)	28,262,717 (c)	98,424,092 (c)	—
Payments for shares redeemed	(280,231,765)(c)	(209,261,486)(c)	(324,386,601)(c)	—
Net increase/(decrease) from Fund share transactions	(63,779,939)	(24,350,151)	139,058,565	193,135,457
Net Increase/(Decrease) in Net Assets	(23,335,452)	(1,430,274)	(29,164,180)	198,527,867
Net Assets:
Beginning of year	465,311,248	466,741,522	495,905,702	—
End of year	$441,975,796	$465,311,248	$466,741,522	$198,527,867

**	The Fund changed its fiscal year end from October 31 to August 31. See Note H.
(a)
After the close of business on January 26, 2024, Neuberger Berman U.S. Equity Index PutWrite Strategy Fund (the "Predecessor
Fund") was reorganized into Neuberger Berman Option Strategy ETF. The amounts disclosed include those of the Predecessor Fund.
Refer to Note A in the Notes to Financial Statements for additional information on the reorganization.

(b)	Included in these amounts are the distributions to shareholders and tax return of capital from Institutional Class shares, Class A shares, Class C shares and Class R6 shares of the Predecessor Fund:

	For the Period from November 1, 2023 to August 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
Distributable earnings:
Institutional Class	$(20,405,632)	$(18,273,823)	$(56,601,926)
Class A	—	(264,159)	(1,172,489)
Class C	—	(40,785)	(230,526)
Class R6	(887,272)	(9,153,591)	(40,900,866)
Tax return of capital:
Institutional Class	—	(410,551)	—
Class R6	—	(212,127)	—

(c)
The dollar amounts disclosed are the total from fund share transaction of the Institutional Class shares, Class A shares, Class C shares and Class R6 shares of the Predecessor Fund. See Note D of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Notes to Financial Statements ETF Trustß
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman ETF Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated December 8, 2021. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Carbon Transition & Infrastructure ETF ("Carbon Transition & Infrastructure ETF"), Neuberger Berman China Equity ETF ("China Equity ETF"), Neuberger Berman Commodity Strategy ETF ("Commodity Strategy ETF"), Neuberger Berman Core Equity ETF ("Core Equity ETF"), Neuberger Berman Disrupters ETF ("Disrupters ETF"), Neuberger Berman Global Real Estate ETF ("Global Real Estate ETF"), Neuberger Berman Next Generation Connected Consumer ETF ("Next Generation Connected Consumer ETF"), Neuberger Berman Option Strategy ETF ("Option Strategy ETF"), and Neuberger Berman Small-Mid Cap ETF ("Small-Mid Cap ETF") (each individually a "Fund," and collectively, the "Funds") are separate operating series of the Trust, each of which (except China Equity ETF, Core Equity ETF and Disrupters ETF) is diversified. Each Fund offers and issues shares of beneficial interest ("Shares"). Shares of a Fund represent an equal proportionate interest in the Fund. Carbon Transition & Infrastructure ETF, Disrupters ETF and Next Generation Connected Consumer ETF each had no operations until April 6, 2022, Core Equity ETF had no operations until July 31, 2024 and Small-Mid Cap ETF had no operations until March 20, 2024, other than matters relating to each Fund's organization and its registration of shares under the 1933 Act. As further described in Note A-2, each of Commodity Strategy ETF, Global Real Estate ETF, China Equity ETF and Option Strategy ETF commenced operations as an ETF following its respective reorganization from a mutual fund.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Commodity Strategy ETF invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the "CS Subsidiary"), which is organized under the laws of the Cayman Islands. Commodity Strategy ETF is and expects to remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.
As of August 31, 2024, the value of Commodity Strategy's ETF investment in the CS Subsidiary was as follows:
Investment in CS Subsidiary	Percentage of Net Assets
$43,697,247	19.2%
2
Reorganizations: Pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees of the applicable trust, the following funds (each, a "Predecessor Fund" and collectively the "Predecessor Funds") were each reorganized into a newly organized series of the Trust (each, a "New Fund" and collectively, the "New Funds") (each, a "Reorganization") as of the close of business on the dates noted below (each, a "Closing Date"). Shares of each New Fund were initially listed on the NYSE Arca, Inc. (the "Exchange") on the dates noted below.

ß
Notes to Consolidated Financial Statements for Commodity Strategy ETF

Predecessor Fund	New Fund	Closing Date	Initial Listing Date on the Exchange
Neuberger Berman Commodity Strategy Fund	Commodity Strategy ETF	October 21, 2022	October 24, 2022
Neuberger Berman Global Real Estate Fund	Global Real Estate ETF	October 13, 2023	October 16, 2023
Neuberger Berman Greater China Equity Fund	China Equity ETF	October 13, 2023	October 16, 2023
Neuberger Berman U.S. Equity Index PutWrite Strategy Fund	Option Strategy ETF	January 26, 2024	January 29, 2024
Each New Fund was organized solely in connection with its respective Reorganization for the purpose of acquiring the assets and liabilities of its respective Predecessor Fund and continuing the operations of the Predecessor Fund as an ETF. Each New Fund had no investment operations or performance history prior to the Closing Date. Each New Fund is the surviving legal entity, but has adopted the performance, cost basis of securities received and financial history of its respective Predecessor Fund, which is included in these financial statements. Each Reorganization was structured to be a tax-free reorganization under the U.S. Internal Revenue Code. In connection with each Reorganization, shareholders of a Predecessor Fund received shares of the New Fund equal in value to the number of shares of the Predecessor Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the New Fund, which cash payment may have been taxable. Each New Fund (except China Equity ETF as noted below) has the same investment adviser, investment objective and fundamental investment policies and substantially similar principal investment strategies as its Predecessor Fund. China Equity ETF is managed by the same investment adviser, NBIA, as the Predecessor Fund but has different principal investment strategies, no longer has a subadviser and does not have the same portfolio managers as the Predecessor Fund. Effective as of the close of business on its Closing Date, each Predecessor Fund ceased operations in connection with the consummation of its Reorganization.
3
Consolidation: The accompanying financial statements of Commodity Strategy ETF present the consolidated accounts of Commodity Strategy ETF and the CS Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.
4
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, exchange-traded funds and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider several factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Trust's Board of Trustees (the "Board") designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
5
Foreign currency translations: The accounting records of the Funds and the CS Subsidiary are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.
6
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which certain of the Funds participated as a class member. The amounts of such proceeds for the year ended August 31, 2024, were $41 for China Equity ETF.
7
Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each of Carbon Transition & Infrastructure ETF, China Equity ETF, Commodity Strategy ETF, Disrupters ETF, Global Real Estate ETF, Next Generation Connected Consumer ETF and Option Strategy ETF to continue to qualify for, treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. It is the intention of each of Core Equity ETF and Small-Mid Cap ETF to qualify for treatment as a RIC by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed each Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.
The CS Subsidiary is a controlled foreign corporation under the U.S. Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, Commodity Strategy ETF will include in its taxable income its share of the CS Subsidiary’s current earnings and profits (including net realized gains). Any deficit generated by the CS Subsidiary will be disregarded for purposes of computing Commodity Strategy ETF's taxable income in the current period and also disregarded for all future periods.
For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at August 31, 2024 were as follows:
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Carbon Transition & Infrastructure ETF	$25,752,128	$7,970,641	$1,437,753	$6,532,888
China Equity ETF	5,409,274	269,253	310,161	(40,908)
Commodity Strategy ETF	306,256,717	19,303,242	113,424,563	(94,121,321)
Core Equity ETF	215,966,200	10,448,104	624,898	9,823,206
Disrupters ETF	15,428,008	4,495,781	552,941	3,942,840
Global Real Estate ETF	5,775,300	956,151	151,556	804,595
Next Generation Connected Consumer ETF	5,516,377	1,040,737	816,187	224,550
Option Strategy ETF	437,451,747	4,489,110	2,394,929	2,094,181
Small-Mid Cap ETF	192,039,461	14,790,846	8,265,115	6,525,731
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended August 31, 2024, the Funds recorded permanent reclassifications related to one or more of the following: net operating losses written off, non-deductible expenses relating to partnership investments, wholly owned subsidiary income & gain (loss), non-deductible excise tax, prior year true up adjustments, and gains (losses) & tax adjustments on securities redeemed in kind. For the year ended August 31, 2024, the Funds recorded the following permanent reclassifications:
	Paid-in Capital	Total Distributable Earnings/(Losses)
Carbon Transition & Infrastructure ETF	$—	$—
China Equity ETF	—	—
Commodity Strategy ETF	(12,570,695)	12,570,695

	Paid-in Capital	Total Distributable Earnings/(Losses)
Core Equity ETF	$—	$—
Disrupters ETF	647,121	(647,121)
Global Real Estate ETF	(173)	173
Next Generation Connected Consumer ETF	(753)	753
Option Strategy ETF	—	—
Small-Mid Cap ETF	—	—
The tax character of distributions paid during the years ended August 31, 2024, and August 31, 2023, was as follows:
	Distributions Paid From:
	Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
	2024	2023	2024	2023	2024	2023	2024	2023
Carbon Transition & Infrastructure ETF	$328,735	$45,923	$—	$—	$—	$—	$328,735	$45,923
China Equity ETF(a)	—	223,442	—	—	—	114	—	223,556
Commodity Strategy ETF	10,388,667	27,372,087	—	—	—	—	10,388,667	27,372,087
Core Equity ETF	— (b)	—	— (b)	—	— (b)	—	— (b)	—
Disrupters ETF	—	—	—	—	—	—	—	—
Global Real Estate ETF(a)	127,482	90,501	—	291,106	—	4,193	127,482	385,800
Next Generation Connected Consumer ETF	31,475	5,300	—	—	—	—	31,475	5,300
Option Strategy ETF(a)(c)	16,777,992 (d)	27,732,358 (e)	— (d)	— (e)	4,514,912 (d)	622,678 (e)	21,292,904 (d)	28,355,036 (e)
Small-Mid Cap ETF	— (f)	—	— (f)	—	— (f)	—	— (f)	—

(a)	Amounts disclosed are inclusive of the respective Predecessor Fund.
(b)	Period from July 31, 2024 (Commencement of Operations) to August 31, 2024.
(c)
On June 29, 2023, the Neuberger Berman Alternative Funds' Board of Trustees approved a change in fiscal year end from October 31 to August 31 for the Predecessor Fund. This change was effective beginning with the current fiscal period, November 1, 2023.

(d)	Period from November 1, 2023 to August 31, 2024.
(e)	Year ended October 31.
(f)	Period from March 20, 2024 (Commencement of Operations) to August 31, 2024.
As of August 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Carbon Transition & Infrastructure ETF	$259,311	$—	$6,534,722	$(1,775,098)	$—	$5,018,935
China Equity ETF(1)	69,522	—	(35,120)	(18,303,022)	(7,700)	(18,276,320)
Commodity Strategy ETF	6,931,359	—	(94,121,321)	(2,635,452)	(157)	(89,825,571)
Core Equity ETF	200,289	—	9,823,206	(182,631)	(9,341)	9,831,523
Disrupters ETF	—	—	3,942,840	(645,984)	—	3,296,856
Global Real Estate ETF(1)	76,476	—	804,859	(629,608)	(919)	250,808

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Next Generation Connected Consumer ETF	$34,982	$—	$224,577	$(433,250)	$—	$(173,691)
Option Strategy ETF(1)(2)	—	—	2,094,181	(16,618,179)	(2,379)	(14,526,377)
Small-Mid Cap ETF	252,023	—	6,525,731	(1,325,826)	(59,518)	5,392,410

(1)	Amounts disclosed are inclusive of the respective Predecessor Fund.
(2)	Period from November 1, 2023 to August 31, 2024.
The temporary differences between book basis and tax basis distributable earnings are primarily related to one or more of the following: losses disallowed and/or recognized on wash sales, amortization of organizational expenses, amortization of bond premium, mark-to-market adjustments on options and passive foreign investment companies ("PFICs"), wholly owned subsidiary inclusions and tax adjustments related to other investments.
To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at August 31, 2024, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
	Capital Loss Carryforwards
	Long-Term	Short-Term
Carbon Transition & Infrastructure ETF	$758,551	$1,016,547
China Equity ETF	11,535,388	6,767,634
Commodity Strategy ETF	104,818	2,530,634
Core Equity ETF	—	182,631
Disrupters ETF	—	617,488
Global Real Estate ETF	629,608	—
Next Generation Connected Consumer ETF	311,133	122,117
Option Strategy ETF(1)	16,618,179	—
Small-Mid Cap ETF	—	1,325,826

(1)	Period from November 1, 2023 to August 31, 2024.
During the year ended August 31, 2024, Commodity Strategy, Disrupters and Option Strategy utilized capital loss carryforwards of $66,598, $158,590 and $41,871,782, respectively.
Option Strategy determines the amount of its monthly distribution to pay based on a combination of expected premiums and gains (collectively referred to as "premiums") from writing put options, the portion of such premiums to be included in such distribution and interest from the Fund’s fixed income investments, net of expenses, during that period. As a result of such distribution strategy, the Fund’s distributions are expected to exceed its earnings and profits in some or all tax years, and consequently, all or a portion of the distributions made for a taxable year may be characterized as a return of capital to shareholders.
Under current tax regulations, capital losses realized on investment transactions after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the current tax rules, the Funds may also defer any realized late-year ordinary losses as occurring on the first day of the following fiscal year. Late-year ordinary losses represent ordinary losses realized on investment transactions after December 31 and specified losses (ordinary losses from the sale, exchange, or other disposition of property, net foreign currency losses and net PFIC mark to market losses) realized on investment transactions after

October 31. For the year ended August 31, 2024, the Funds elected to defer the following late-year ordinary losses and post October capital losses:
	Late-Year Ordinary Loss Deferral	Post October Capital Loss Deferral
Disrupters ETF	$28,496	$—
8
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
9
Distributions to shareholders: Each Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in December) and are recorded on the ex-date. However, Global Real Estate ETF generally distributes net investment income, if any, at the end of each calendar quarter.
On March 28, 2024, the Board approved the change of distribution frequency for Option Strategy ETF from quarterly and annually for net investment income and short-term realized gains, respectively, if any, to monthly, effective April 1, 2024.

10
Organization expenses: Costs incurred by Core Equity ETF and Small-Mid Cap ETF in connection with each organization, which amounted to $102,210 and $81,717, respectively, and are reflected in "Organization expenses" in the Statements of Operations, have been expensed as incurred.
11
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
12
Investment company securities and other exchange-traded funds: The Funds may invest in shares of other registered investment companies, including other exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if a Fund complies with the conditions of the Rule. Shareholders of a Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
13
When-issued/delayed delivery securities: Commodity Strategy ETF and Option Strategy ETF may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to a Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on a Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Commodity Strategy ETF may also enter into a TBA agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by a Fund.
14
Derivative instruments: Certain Funds' use of derivatives during the year ended August 31, 2024, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at August 31, 2024. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.
Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless a Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the year ended August 31, 2024, Commodity Strategy ETF used commodity futures contracts (through investments in the CS Subsidiary) to provide investment exposure to individual commodities, as well as to manage and/or adjust the risk profile of the Fund.
At the time a Fund or CS Subsidiary enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund or CS Subsidiary as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, a Fund or CS Subsidiary recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to a Fund or CS Subsidiary because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, a Fund or CS Subsidiary is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.
For U.S. federal income tax purposes, the futures transactions undertaken by a Fund or CS Subsidiary may cause the Fund or CS Subsidiary to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund or CS Subsidiary. Also, a Fund’s or CS Subsidiary's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Fund’s or CS Subsidiary's taxable income.
Options: During the period ended August 31, 2024, Option Strategy ETF used options written primarily to gain exposure to securities, markets, sectors or geographical areas and also to enhance total return and gain exposure more efficiently than through a direct purchase of the underlying security.
Premiums received by a Fund upon writing a call option or a put option are recorded in the liability section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the liability is eliminated.

When a fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that a Fund has written expires unexercised, a Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.
At August 31, 2024, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:
	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Commodity Strategy ETF
Futures
Commodity risk	Receivable/Payable for accumulated variation margin on futures contracts	$7,537,187	Receivable/Payable for accumulated variation margin on futures contracts	$(8,110,406)
Option Strategy ETF
Options written
Equity risk	—	—	Option contracts written, at value	(2,469,292)
The impact of the use of these derivative instruments on the Statements of Operations during the year ended August 31, 2024, was as follows:
Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Commodity Strategy ETF
Futures
Commodity risk	$(14,411,464)	(6,129,540)
Option Strategy ETF
Options written
Equity risk	40,409,316	$1,880,866

(a)	Net realized gain/(loss) on derivatives is located in the Statements of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts
Options written	Expiration or closing of option contracts written

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statements of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts
Options written	Option contracts written
While the Funds may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.
Management has concluded that Carbon Transition & Infrastructure ETF, China Equity ETF, Core Equity ETF, Disrupters ETF, Global Real Estate ETF, Next Generation Connected Consumer ETF, and Small-Mid Cap ETF

did not hold any derivative instruments during the year ended August 31, 2024 that require additional disclosures pursuant to ASC 815.
15
Securities lending: Each Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and a Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included on the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to that Fund.
As of August 31, 2024, the Fund listed below had outstanding loans of securities to certain approved brokers with a value as follows:
Value of Securities Loaned
Carbon Transition & Infrastructure ETF	$529,826
As of August 31, 2024, the Fund listed below had outstanding loans of securities to certain approved brokers for which the Fund received collateral as follows:
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks
Carbon Transition & Infrastructure ETF	$559,225	$—	$—	$—	$559,225

(a)	Amounts represent the payable for collateral received for loaned securities.
16
Offsetting assets and liabilities: The Funds are required to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. Carbon Transition & Infrastructure ETF held one or more of these investments at August 31, 2024. The Fund's securities lending assets at fair value are reported gross in the Statements of Assets and Liabilities. The following tables present securities lending assets by counterparty and net of the related collateral received by a Fund as of August 31, 2024.

Description	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Carbon Transition & Infrastructure ETF
Securities lending	$529,826	$—

Gross Amounts Not Offset in the Statements of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
Carbon Transition & Infrastructure ETF
SSB	$529,826	$—	$(529,826)	$—	$—	$—	$—	$—
Total	$529,826	$—	$(529,826)	$—	$—	$—	$—	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A Net Amount greater than zero represents amounts subject to loss as of August 31, 2024, in the event of a counterparty failure. A Net Amount less than zero represents amounts under-collateralized to each counterparty as of August 31, 2024.

17
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
Carbon Transition & Infrastructure ETF, Disrupters ETF and Next Generation Connected Consumer ETF:
Each Fund retains NBIA as investment manager under a Management Agreement. Under the Management Agreement, Management is responsible for choosing a Fund’s investments and handling its day-to-day business. In addition, Management provides to each Fund certain Fund services and administrative services as specified in the Management Agreement.
China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Global Real Estate ETF, Option Strategy ETF and Small-Mid Cap ETF:
Each Fund retains NBIA as investment manager under a Management Agreement. Under the Management Agreement, Management is responsible for choosing a Fund’s investments and handling its day-to-day business and certain Fund services.

For such investment management services, the Funds pay NBIA an investment management fee as a percentage of average daily net assets according to the following table:

	First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $2.5 billion	Thereafter
Carbon Transition & Infrastructure ETF(a)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
China Equity ETF	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Commodity Strategy ETF and CS Subsidiary(b)	0.50%	0.475%	0.45%	0.425%	0.40%	0.375%	0.35%
Core Equity ETF(a)	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Disrupters ETF(a)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Global Real Estate ETF	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Next Generation Connected Consumer ETF(a)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Option Strategy ETF	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Small-Mid Cap ETF	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%

(a)
NBIA has contractually agreed to waive its management fee by 0.10% of Carbon Transition & Infrastructure
ETF, Core Equity ETF, Disrupters ETF and Next Generation Connected Consumer's ETF's average net assets.
This undertaking lasts until April 8, 2025 (August 31, 2025 for Core Equity ETF) and may not be terminated during its term without the consent of the Board. The fee waiver for Core Equity ETF will not reduce expenses below the contractual expense limitation agreement described below. Management fees contractually waived are not subject to recovery by NBIA.

(b)	Less the net assets of the CS Subsidiary for Commodity Strategy ETF.
Management fees waived for the year ended August 31, 2024 were as follows:
Fund	Percentage of Average Daily Net Assets	Effective Date(s)	Management Fees Waived for the Year Ended August 31, 2024
Carbon Transition & Infrastructure ETF	0.10%	4/6/2022	$27,494
Core Equity ETF	0.10%	3/20/2024	$14,035
Disrupters ETF	0.10%	4/6/2022	$14,581
Next Generation Connected Consumer ETF	0.10%	4/6/2022	$5,516
Accordingly, for the year ended August 31, 2024, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of the Fund's average daily net assets, as follows:
Effective Rate
Carbon Transition & Infrastructure ETF	0.55%
China Equity ETF(a)	0.62%
Commodity Strategy ETF(b)	0.50%
CS Subsidiary	0.50%
Core Equity ETF	0.20%
Disrupters ETF	0.55%
Global Real Estate ETF(a)	0.61%
Next Generation Connected Consumer ETF	0.55%
Option Strategy ETF(a)	0.42%

(a)	The effective rate for China Equity ETF, Global Real Estate ETF and Option Strategy ETF were 1.10%, 0.80% and 0.45%, respectively, for each Fund's Predecessor Fund prior to each Fund's Reorganization.

(b)	Less the net assets of the CS Subsidiary.
Carbon Transition & Infrastructure ETF, Disrupters ETF and Next Generation Connected Consumer ETF:
NBIA has contractually agreed to pay all operating expenses of each Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) brokerage expenses, including commissions, and other transaction costs; (iii) acquired fund fees and expenses; (iv) dividend and interest expenses relating to short sales; (v) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (vi) the compensation payable to NBIA under this Agreement; (vii) securities lending expenses; (viii) litigation expenses and tax reclaim expenses; (ix) indemnification expenses; and (x) any expenses determined to be extraordinary expenses by the Board. With the Funds' consent, Management may subcontract to third parties some of its responsibilities to the Funds under the Management Agreement and may compensate each such third party that provides such services. Certain expenses that are outside of the investment management fee, as described above, may be applicable to multiple funds within the complex of related investment companies and such allocations are handled as follows: Expenses directly attributable to a Fund are charged to that Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company (e.g., a Fund) are allocated among that Fund and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.
China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Global Real Estate ETF, Option Strategy ETF and Small-Mid Cap ETF:
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of each Fund so that the total annual operating expenses do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The expenses of the CS Subsidiary are included in the total expenses used to calculate the reimbursement, which Commodity Strategy ETF has agreed to share with the CS Subsidiary. For the year ended August 31, 2024, the expenses of the CS Subsidiary amounted to $333,812. Prior to each Reorganization, each Predecessor Fund incurred fees and engaged in transactions with affiliates. Expenses, other than management fees, which include balances of each Predecessor Fund and its respective Fund, as shown in the respective Fund's Statement of Operations were expenses incurred by that Predecessor Fund.
China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Global Real Estate ETF, Option Strategy ETF and Small-Mid Cap ETF have agreed that they will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the respective Fund's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the respective Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the year ended August 31, 2024, there was no repayment to NBIA under these agreements.

At August 31, 2024, the Funds' contingent liabilities to NBIA under the agreements were as follows:
			Expenses Reimbursed in Year Ended August 31,
			2022	2023	2024
			Subject to Repayment until August 31,
Fund	Contractual Expense Limitation(a)	Expiration	2025	2026	2027
China Equity ETF	0.74%(b)	8/31/27	$183,057	$226,862	$285,356
Commodity Strategy ETF	0.64%(c)	8/31/27	290,598 (d)	269,368	290,488
Core Equity ETF	0.29%(e)	8/31/25	—	—	155,888 (f)
Global Real Estate ETF	0.74%(g)	8/31/27	233,706	245,533	291,480
Option Strategy ETF	0.55%(h)	8/31/27	145,420 (i)	152,800 (i)	183,251 (j)
Small-Mid Cap ETF	0.73%	8/31/27	—	—	178,213 (k)

(a)	Expense limitation per annum of the Fund's average daily net assets.
(b)	Expenses waived or reimbursed prior to the close of business on October 13, 2023, are of the Predecessor Fund which had a contractual expense limitations of 1.50% for its Institutional Class.
(c)	Expenses waived or reimbursed prior to the close of business on October 21, 2022, are of the Predecessor Fund which had a contractual expense limitations of 0.73% for its Institutional Class.
(d)	Period from November 1, 2021 to August 31, 2022.
(e)
0.29% per annum of the Fund's average net assets until 8/31/25 after taking into account the contractual management fee waiver discussed above, 0.39% per annum of the Fund's average net assets from 9/1/25 to 8/31/27.

(f)	Period from July 31, 2024 (Commencement of Operations) to August 31, 2024.
(g)	Expenses waived or reimbursed prior to the close of business on October 13, 2023, are of the Predecessor Fund which had a contractual expense limitations of 1.00% for its Institutional Class.
(h)
Expenses waived or reimbursed prior to the close of business on January 26, 2024, are of the Predecessor
Fund which had a contractual expense limitation of 0.65% until January 11, 2024. Effective January 12,
2024, the contractual expense limitation changed to 0.55% for its Institutional Class.

(i)	Year ended October 31.
(j)	Period from November 1, 2023 to August 31, 2024.
(k)	Period from March 20, 2024 (Commencement of Operations) to August 31, 2024.
NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Global Real Estate ETF, Option Strategy ETF and Small-Mid Cap ETF retains NBIA as its administrator under an Administration Agreement. The administration fee was assessed at the class level prior to October 24, 2022 for Commodity Strategy ETF, October 16, 2023 for China Equity ETF and Global Real Estate ETF and January 29, 2024 for Option Strategy ETF and each share class of the Predecessor Funds, as applicable, paid NBIA an annual administration fee equal to the following: 0.26% for each of Class A and Class C; 0.15% for Institutional Class; 0.05% for Class R6, each as a percentage of its average daily net assets. Effective October 24, 2022 for Commodity Strategy ETF, October 16, 2023 for China Equity ETF and Global Real Estate ETF and January 29, 2024 for Option Strategy ETF, after the Reorganizations, each New Fund pays NBIA a fee at the annual rate of 0.09% of the respective Fund's average daily net assets. Core Equity ETF and Small-Mid Cap ETF each pay NBIA a fee at the annual rate of 0.09% of the respective Fund's average daily net assets.

Neuberger Berman BD LLC (the "Distributor") serves as the distributor in connection with the continuous offering of each Fund’s shares. Each Fund (except China Equity ETF, Commodity Strategy ETF, Global Real Estate ETF and Option Strategy ETF) also has a distribution agreement that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). Under their distribution plans (each a Plan, collectively, the "Plans") if a Service Provider provides distribution services, a Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plans. 12b-1 fees may only be imposed after approval by the Board.
Note C—Securities Transactions:
During the year ended August 31, 2024, there were purchase and sale transactions of long-term securities and in-kind capital share transactions as follows:
	Transactions of Long-Term Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales
Carbon Transition & Infrastructure ETF	$3,687,022	$3,163,998	$1,234,492	$—
China Equity ETF	13,941,341	9,881,566	—	—
Commodity Strategy ETF(a)	114,864,343	137,348,669	—	—
Core Equity ETF	6,221,678	6,163,996	216,024,950	—
Disrupters ETF	7,087,365	7,222,571	6,848,995	2,010,458
Global Real Estate ETF	3,058,373	4,008,235	3,469,808	—
Next Generation Connected Consumer ETF	1,821,944	1,903,408	—	—
Option Strategy ETF	197,569,234	60,610,156	—	—
Small-Mid Cap ETF	24,363,386	21,324,316	188,105,547	—

(a)	Includes sales of U.S. Government and Agency Obligations of $3,560,000.
During the year ended August 31, 2024, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
The Funds issue or redeem capital shares in aggregation of a specified number of shares (each, a "Creation Unit") to certain institutional investors (typically market makers or other broker-dealers) on a continuous basis through the Distributor. Currently, the number of shares that constitutes a Creation Unit is 25,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities, cash or a combination thereof, consistent with a Fund's investment objective, policies and disclosure.
Share activity for the year ended August 31, 2024, was as follows:
Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Carbon Transition & Infrastructure ETF	50,000	—	—	50,000
China Equity ETF(1)	175,001	—	(3,757)	171,244
Commodity Strategy ETF	2,825,000	—	(4,150,000)	(1,325,000)
Core Equity ETF(2)	8,675,001	—	—	8,675,001
Disrupters ETF	250,000	—	(75,000)	175,000
Global Real Estate ETF(3)	150,021	611	(41,476)	109,156

Next Generation Connected Consumer ETF	—	—	—	—
Option Strategy ETF(4)(5)	16,610,726	197,922	(30,204,430)	(13,395,782)
Small-Mid Cap ETF(6)	7,575,001	—	—	7,575,001

(1)	After the close of business on October 13, 2023, the Predecessor Fund was reorganized into China Equity ETF. The share activities disclosed include those of the Predecessor Fund's Institutional Class.
(2)	Period from July 31, 2024 (Commencement of Operations) to August 31, 2024.
(3)
After the close of business on October 13, 2023, the Predecessor Fund was reorganized into Global Real
Estate ETF. The share activities disclosed include those of the Predecessor Fund's Institutional Class.

(4)
Share activity is for the period from November 1, 2023 to August 31, 2024. The share activities disclosed include those of the Predecessor Fund's Institutional Class and Class R6 shares sold of 14,560,725 and
36,668, shares issued on reinvestment of dividends and distributions of 197,922 and 80,498, shares redeemed of 26,254,430 and 14,252,049, respectively.

(5)	After the close of business on January 26, 2024, the Predecessor Fund was reorganized into Option Strategy ETF.
(6)	Period from March 20, 2024 (Commencement of Operations) to August 31, 2024.
Share activity for the year ended August 31, 2023, was as follows:

Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Carbon Transition & Infrastructure ETF	825,000	—	—	825,000
China Equity ETF(1)	58,744 (2)	7,552 (3)	(1,280,085)(4)	(1,213,789)
Commodity Strategy ETF	6,529,664	1,043,373	(3,544,404)	4,028,633
Disrupters ETF	650,000	—	(450,000)	200,000
Global Real Estate ETF(1)	235,223 (5)	15,473 (6)	(276,698)(7)	(26,002)
Next Generation Connected Consumer ETF	—	—	—	—
Option Strategy ETF(1)(8)	14,875,351 (9)	2,707,514 (10)	(19,903,238)(11)	(2,320,373)

(1)	Share activities disclosed are that of the respective Predecessor Funds.
(2)	Includes shares of Institutional Class 58,744.
(3)	Includes shares of Institutional Class 6,933 and Class A 619.
(4)	Includes shares of Institutional Class (1,059,978), Class A (217,790) and Class C (2,317).
(5)	Includes shares of Institutional Class 217,130 and Class A 18,093.
(6)	Includes shares of Institutional Class 13,279, Class A 1,974 and Class C 220.
(7)	Includes shares of Institutional Class (206,709), Class A (47,832) and Class C (22,157).
(8)	For the year ended October 31, 2023.
(9)	Includes shares of Institutional Class 8,759,802, Class A 334,268, Class C 12,016 and Class R6 5,769,265.
(10)	Includes shares of Institutional Class 1,787,154, Class A 25,061, Class C 3,718 and Class R6 891,581.
(11)	Includes shares of Institutional Class (9,654,329), Class A (886,246), Class C (147,978) and Class R6 (9,214,685).

Share activity for the year ended October 31, 2022, was as follows:

Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Option Strategy ETF	32,445,770 (1)	8,652,257 (2)	(30,170,061)(3)	10,927,966

(1)	Includes shares of the Predecessor Fund's Institutional Class 13,604,755, Class A 155,808, Class C 37,683 and Class R6 18,647,524.
(2)	Includes shares of the Predecessor Fund's Institutional Class 4,967,561, Class A 102,869, Class C 18,690 and Class R6 3,563,137.
(3)	Includes shares of the Predecessor Fund's Institutional Class (9,920,661), Class A (143,261), Class C (10,983) and Class R6 (20,095,156).
The dollar amounts disclosed in the Statements of Changes and referenced in footnote (c) following the Statements of Changes are the totals from fund share transactions of the Institutional Class shares, Class A shares, and Class C shares of each Predecessor Fund of China Equity ETF, Commodity Strategy ETF and Global Real Estate ETF. The dollar amounts disclosed in the Statements of Changes and referenced in footnote (b) following the Statements of Changes are the totals from fund share transactions of the Institutional Class shares, Class A shares, Class C shares and Class R6 shares of the Predecessor Fund of Option Strategy ETF:
	For the Year Ended August 31, 2024				For the Year Ended August 31, 2023
	Proceeds from Shares Sold	Proceeds from Reinvestment of Dividends and Distributions	Payments for Shares Redeemed	Total	Proceeds from Shares Sold	Proceeds from Reinvestment of Dividends and Distributions	Payments for Shares Redeemed	Total
China Equity ETF
Institutional Class	$4,190,902	$—	$(93,466)	$4,097,436	$1,628,143	$209,071	$(30,463,297)	$(28,626,083)
Class A	—	—	—	—	—	5,329	(1,724,617)	(1,719,288)
Class C	—	—	—	—	—	—	(18,043)	(18,043)
Commodity Strategy ETF
Institutional Class	—	—	—	—	33,206,336	22,014,427	(38,364,412)	16,856,351
Class A	—	—	—	—	616,747	3,433,738	(31,758,741)	(27,708,256)
Class C	—	—	—	—	212,134	50,436	(511,669)	(249,099)
Global Real Estate ETF
Institutional Class	3,530,567	14,811	(1,016,439)	2,528,939	5,966,629	348,733	(5,557,290)	758,072
Class A	—	—	—	—	198,164	19,023	(456,790)	(239,603)
Class C	—	—	—	—	—	2,105	(209,678)	(207,573)
Option Strategy ETF
Institutional Class	213,019,464	2,159,325	(123,920,246)	91,258,543 (a)	92,467,048	18,657,876	(100,698,979)	10,425,945 (b)
Class A	—	—	—	—	3,530,220	260,171	(9,670,216)	(5,879,825)(b)
Class C	—	—	—	—	120,653	37,371	(1,548,537)	(1,390,513)(b)
Class R6	394,003	879,034	(156,311,519)	(155,038,482)(c)	60,530,697	9,307,299	(97,343,754)	(27,505,758)(b)

	For the Year Ended October 31, 2022
	Proceeds from Shares Sold	Proceeds from Reinvestment of Dividends and Distributions	Payments for Shares Redeemed	Total
Option Strategy ETF
Institutional Class	$152,756,777	$56,380,397	$(108,953,600)	$100,183,574
Class A	1,861,678	1,168,207	(1,564,391)	1,465,494
Class C	409,657	207,025	(118,334)	498,348
Class R6	209,992,962	40,668,463	(213,750,276)	36,911,149

(a)	Period from November 1, 2023 to August 31, 2024.
(b)	Year ended October 31.
(c)	Period from November 1, 2023 to January 12, 2024.
Note E—Line of Credit:
At August 31, 2024, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund that is a participant has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund (for each of Carbon Transition & Infrastructure ETF, Disrupters ETF and Next Generation Connected Consumer ETF, the pro rata share of the commitment fee and any other Credit Facility cost shared by the participants are covered under the investment management fee described further in Note B). Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at August 31, 2024. During the year ended August 31, 2024, Global Real Estate ETF utilized the Credit Facility.
Fund	Number of Days Borrowed	Greatest Amount Borrowed	Average Interest Rate	Interest Paid
Global Real Estate ETF(a)	1	$130,000	6.41%	$23

(a)	Amounts disclosed are that of the respective Predecessor Fund.
Note F—Recent Accounting Pronouncements:
In June 2022, FASB issued Accounting Standards Update No. 2022-03, "Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions" ("ASU 2022-03"). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to the fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management has elected to early adopt ASU 2022-03.
In December 2022, the FASB issued Accounting Standards Update No. 2022-06, "Reference Rate Reform (Topic 848)" ("ASU 2022-06"), which is an update to Accounting Standards Update No. 2021-01,"Reference Rate Reform (Topic 848)" ("ASU 2021-01") and defers the sunset date for applying the reference rate reform relief in Topic 848. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the Funds' financial statements.
Note G—Change in Fiscal Year End:
On June 29, 2023, the Neuberger Berman Alternative Funds' Board of Trustees approved a change in fiscal year end from October 31 to August 31 for the Option Strategy ETF Predecessor Fund. This change was effective beginning with the prior fiscal period, November 1, 2023.
Note H—Subsequent Events:
On June 27, 2024, the Board approved a proposal to change the name of the Neuberger Berman Carbon Transition & Infrastructure ETF (the “Fund”) to Neuberger Berman Energy Transition & Infrastructure ETF along with a related change to the Fund’s policy to invest at least 80% of its net assets (plus borrowing for investment purposes) in equity securities of carbon transition companies and infrastructure companies (“80% Policy”). The Fund’s 80% Policy would be changed to invest at least 80% of its net assets (plus borrowing for investment purposes) in equity securities of energy transition companies and infrastructure companies. The Board also approved related changes to the principal investment strategies to more closely align them with the new name and 80% Policy of the Fund. In addition, the Fund would make changes to its portfolio managers, benchmark, distribution frequency (from annual to quarterly), ticker symbol, and the Fund’s fiscal year end (from 8/31 to 10/31). All of these changes were contingent upon shareholder approval of the following proposals: (1) a proposal to change the Fund from a diversified fund to a non-diversified fund; and (2) a proposal to change the Fund’s current fundamental policy on industry concentration to invest greater than 25% of its total assets in the aggregate in the oil, gas, and consumable fuels industry. In addition to these two proposals, shareholder were asked to approve a proposal to change the Fund’s current management agreement from a unitary fee arrangement to a separate management agreement and administration agreement. As announced in a supplement to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information dated October 15, 2024, shareholders approved all three proposals at a meeting held on October 14, 2024 and all of the changes described above will be effective November 1, 2024, except that the fiscal year end change was effective October 15, 2024.

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Financial Highlights
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or Losses on Securities (both realized and unrealized)	Total Income (Loss) From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Carbon Transition & Infrastructure ETF

8/31/2024	$24.16	$0.39	$5.19	$5.58	$(0.31)	$—	$—
8/31/2023	$24.20	$0.41	$(0.25)	$0.16	$(0.20)	$—	$—
Period from 4/6/2022[e] to 8/31/2022	$25.15	$0.14	$(1.09)	$(0.95)	$—	$—	$—

China Equity ETF[h]

8/31/2024	$25.44	$0.54	$(3.55)	$(3.01)	$—	$—	$—
8/31/2023[j]	$30.58	$(0.11)	$(4.78)	$(4.89)	$(0.25)	$—	$(0.00)
8/31/2022[j]	$45.64	$0.21	$(12.73)	$(12.52)	$(0.32)	$(2.22)	$—
8/31/2021[j]	$40.43	$0.32	$5.14	$5.46	$(0.25)	$—	$—
8/31/2020[j]	$32.65	$0.21	$7.89	$8.10	$(0.32)	$—	$—

Commodity Strategy ETF[l,m]

8/31/2024	$22.68	$1.06	$(1.73)	$(0.67)	$(0.90)	$—	$—
8/31/2023	$25.91	$0.86	$(1.02)	$(0.16)	$(3.07)	$—	$—
Period from 11/1/2021 to 8/31/2022[n,o]	$34.57	$0.04	$2.65	$2.69	$(11.35)	$—	$—
10/31/2021	$22.52	$(0.09)	$12.27	$12.18	$(0.13)	$—	$—
10/31/2020	$26.60	$0.18	$(3.82)	$(3.64)	$(0.44)	$—	$—
10/31/2019	$27.44	$0.53	$(0.71)	$(0.18)	$(0.66)	$(0.00)	$—

Core Equity ETF

Period from 7/31/2024[e] to 8/31/2024	$25.49	$0.03	$0.53	$0.56	$—	$—	$—

Disrupters ETF

8/31/2024	$23.27	$(0.04)	$6.38	$6.34	$—	$—	$—
8/31/2023	$19.43	$(0.05)	$3.89	$3.84	$—	$—	$—
Period from 4/6/2022[e] to 8/31/2022	$24.02	$(0.01)	$(4.58)	$(4.59)	$—	$—	$—
See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[c]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.31)	$29.43	23.31%	$32.4	0.65%	0.55%	1.53%	12%[d]
$(0.20)	$24.16	0.70%	$25.4	0.65%	0.55%	1.68%	10%[d]
$—	$24.20	(3.79)%[f]	$5.4	0.65%[g]	0.55%[g]	1.54%[g]	5%[d,f]

$—	$22.43	(11.84)%[i]	$5.3	7.20%	0.77%	2.30%	231%
$(0.25)	$25.44	(16.10)%	$1.7	2.79%	1.51%[k]	(0.38)%	45%
$(2.54)	$30.58	(28.71)%	$32.4	1.91%	1.51%	0.55%	53%
$(0.25)	$45.64	13.54%	$61.3	1.80%	1.51%	0.66%	81%
$(0.32)	$40.43	24.93%	$52.3	1.81%	1.51%	0.64%	82%

$(0.90)	$21.11	(2.88)%	$227.7	0.76%	0.65%	4.87%	83%
$(3.07)	$22.68	0.25%	$274.7	0.77%	0.66%	3.84%	61%
$(11.35)	$25.91	13.67%[f]	$209.5	0.92%[g]	0.73%[g]	0.22%[g]	57%[f]
$(0.13)	$34.57	54.44%[i]	$147.4	0.99%	0.74%	(0.36)%	56%
$(0.44)	$22.52	(13.98)%	$89.4	0.99%	0.74%	0.74%	109%
$(0.66)	$26.60	(0.41)%	$145.3	0.96%	0.74%	1.99%	88%

$—	$26.05	2.18%[f]	$226.0	0.83%[g,p]	0.29%[g]	1.36%[g]	5%[d,f]

$—	$29.61	27.26%	$19.4	0.65%	0.55%	(0.13)%	49%[d]
$—	$23.27	19.77%	$11.1	0.65%	0.55%	(0.23)%	31%[d]
$—	$19.43	(19.10)%[f]	$5.4	0.65%[g]	0.55%[g]	(0.17)%[g]	9%[d,f]

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or Losses on Securities (both realized and unrealized)	Total Income (Loss) From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Global Real Estate ETF[h]

8/31/2024	$25.66	$0.82	$3.21	$4.03	$(0.65)	$—	$—
8/31/2023[j]	$29.90	$0.67	$(3.00)	$(2.33)	$(0.60)	$(1.28)	$(0.03)
8/31/2022[j]	$37.76	$0.41	$(5.60)	$(5.19)	$(0.57)	$(2.10)	$—
8/31/2021[j]	$29.93	$0.46	$7.86	$8.32	$(0.49)	$—	$—
8/31/2020[j]	$32.58	$0.46	$(1.59)	$(1.13)	$(0.87)	$(0.57)	$(0.08)

Next Generation Connected Consumer ETF

8/31/2024	$21.58	$0.17	$1.36	$1.53	$(0.13)	$—	$—
8/31/2023	$19.11	$0.12	$2.37	$2.49	$(0.02)	$—	$—
Period from 4/6/2022[e] to 8/31/2022	$24.16	$0.02	$(5.07)	$(5.05)	$—	$—	$—

Option Strategy ETF[q]

Period from 11/1/2023 to 8/31/2024[r]	$24.04	$1.01	$2.31	$3.32	$(0.94)	$—	$(0.27)
10/31/2023[s]	$22.91	$1.33	$1.27	$2.60	$(1.45)	$—	$(0.02)
10/31/2022[s]	$31.77	$0.73	$(3.69)	$(2.96)	$(0.64)	$(5.26)	$—
10/31/2021[s]	$25.09	$0.02	$6.71	$6.73	$(0.03)	$(0.02)	$—
10/31/2020[s]	$25.90	$0.32	$0.23	$0.55	$(0.37)	$(0.99)	$—
10/31/2019[s]	$24.45	$0.41	$1.52	$1.93	$(0.48)	$—	$—

Small-Mid Cap ETF

Period from 3/20/2024[e] to 8/31/2024	$25.21	$0.03	$0.97	$1.00	$—	$—	$—
See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[c]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.65)	$29.04	16.10%	$6.6	6.31%	0.76%[k]	3.12%	58%[d]
$(1.91)	$25.66	(7.85)%	$3.0	7.64%	1.03%[k]	2.47%	193%
$(2.67)	$29.90	(14.76)%	$2.8	7.95%	1.00%	1.21%	78%
$(0.49)	$37.76	28.06%	$3.6	10.46%	1.01%	1.41%	51%
$(1.52)	$29.93	(3.48)%	$1.4	8.80%	1.01%	1.47%	49%

$(0.13)	$22.98	7.07%	$5.7	0.65%	0.55%	0.76%	34%
$(0.02)	$21.58	13.08%	$5.4	0.65%	0.55%	0.59%	44%
$—	$19.11	(20.92)%[f]	$4.8	0.65%[g]	0.55%[g]	0.23%[g]	28%[d,f]

$(1.21)	$26.15	14.02%[f]	$442.0	0.62%[g]	0.57%[g]	4.38%[g]	39%[f]
$(1.47)	$24.04	11.53%	$317.1	0.70%	0.65%	5.49%	19%
$(5.90)	$22.91	(11.22)%	$293.4	0.70%	0.65%	2.87%	43%
$(0.05)	$31.77	26.82%	$287.2	0.69%	0.65%	0.09%	38%
$(1.36)	$25.09	2.22%	$235.6	0.74%	0.65%	1.31%	41%
$(0.48)	$25.90	7.99%	$236.8	0.76%	0.65%	1.65%	31%

$—	$26.21	3.95%[f]	$198.5	0.92%[g,p]	0.73%[g]	0.26%[g]	12%[d,f]

Notes to Financial Highlights

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each
Fund during the each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Each of Carbon Transition &
Infrastructure ETF, Core Equity ETF, Disrupters ETF, Next Generation Connected Consumer ETF, and
Small-Mid Cap ETF, has a limited performance history that should not be relied on. Past performance, particularly for brief periods of time, are not indicative of future returns. Total return would have been lower if Management had not reimbursed and/or waived certain expenses and/or waived a portion of the investment management fee (for certain periods). Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

c	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
d	Portfolio turnover rate excludes securities received or delivered in-kind. Had the Funds listed below included securities received or delivered in-kind the portfolio turnover rate would have been:

	Year Ended August 31,
	2024	2023	2022
Carbon Transition & Infrastructure ETF	12%	12%	8% (1)
Core Equity ETF	5% (2)	—	—
Disrupters ETF	64%	132%	9% (1)
Global Real Estate ETF	77%	—	—
Next Generation Connected Consumer ETF	—	—	31% (1)
Small-Mid Cap ETF	12% (3)	—	—

(1) Period from April 6, 2022 (Commencement of Operations) to August 31, 2022.
(2) Period from July 31, 2024 (Commencement of Operations) to August 31, 2024.
(3) Period from March 20, 2024 (Commencement of Operations) to August 31, 2024.

e	The date investment operations commenced.
f	Not annualized.
g	Annualized.
h	Financial highlights prior to the close of business on October 13, 2023 are of the Predecessor Fund.
i
The class action proceeds listed in Note A of the Notes to Financial Statements, if any, had no impact on the
Funds' total returns for the year ended August 31, 2024. The class action proceeds received in 2021 had no impact on the Fund's total returns for the year ended October 31, 2021.

j
After the close of business on October 6, 2023, the Predecessor Fund’s Institutional Class underwent a reverse stock split pursuant to a stock split ratio of 1:0.3665 (old to new) and 1:0.2842 (old to new), respectively, for Global Real Estate Fund and Greater China Equity Fund. The per share data presented here has been retroactively adjusted to reflect this split.

Notes to Financial Highlights   (cont’d)
k
Represents the annualized ratio of net expenses to average daily net assets after utilization of the line of credit by Global Real Estate ETF (2024 and 2023) and China Equity ETF (2023) and/or reimbursement of expenses and/or waiver of a portion of the investment management fee by Management. Had Global Real
Estate ETF and China Equity ETF not utilized the line of credit, the annualized ratios of net expenses to average daily net assets would have been:

	Year Ended August 31,	Year Ended August 31,
	2024	2023
China Equity ETF(1)	—	1.51%
Global Real Estate ETF(1)	0.76%	1.03%

(1) Amounts disclosed are that of the respective Predecessor Fund.

l	Financial highlights prior to the close of business on October 21, 2022 are of the Predecessor Fund.
m	Consolidated financial highlights. See Note A in the Notes to Consolidated Financial Statements.
n
After the close of business on October 14, 2022, the Predecessor Fund's Institutional Class underwent a reverse stock split pursuant to a stock split ratio of 1:0.2256 (old to new). The per share data presented here has been retroactively adjusted to reflect this split.

o	The Predecessor Fund has changed its fiscal year end from October 31 to August 31. This period represents the ten-month period from November 1, 2021 to August 31, 2022.
p	Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.
q	Financial highlights prior to the close of business on January 26, 2024 are of the Predecessor Fund.
r	The Predecessor Fund has changed its fiscal year end from October 31 to August 31. This period represents the ten-month period from November 1, 2023 to August 31, 2024.
s
After the close of business on January 19, 2024, the Predecessor Fund’s Institutional Class underwent a reverse stock split pursuant to a stock split ratio of 1:0.4356 (old to new). The per share data presented here has been retroactively adjusted to reflect this split.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
Neuberger Berman ETF Trust and the Shareholders of:
Neuberger Berman Carbon Transition & Infrastructure ETF
Neuberger Berman China Equity ETF
Neuberger Berman Commodity Strategy ETF
Neuberger Berman Core Equity ETF
Neuberger Berman Disrupters ETF
Neuberger Berman Global Real Estate ETF
Neuberger Berman Next Generation Connected Consumer ETF
Neuberger Berman Option Strategy ETF
Neuberger Berman Small-Mid Cap ETF
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Neuberger Berman Commodity Strategy ETF (one of the series constituting the Neuberger Berman ETF Trust (the "Trust")), including the consolidated schedule of investments, as of August 31, 2024, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the "consolidated financial statements"). We have audited the accompanying statements of assets and liabilities of Neuberger Berman Carbon Transition & Infrastructure ETF, Neuberger Berman China Equity ETF, Neuberger Berman Core Equity ETF, Neuberger Berman Disrupters ETF, Neuberger Berman Global Real Estate ETF, Neuberger Berman Next Generation Connected Consumer ETF, Neuberger Berman Option Strategy ETF, and Neuberger Berman Small-Mid Cap ETF (collectively, together with Neuberger Berman Commodity Strategy ETF, referred to as the "Funds") (eight of the series constituting the Trust), including the schedules of investments, as of August 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively, together with the consolidated financial statements, referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position, or the consolidated financial position, of each of the Funds (nine of the series constituting Neuberger Berman ETF Trust) at August 31, 2024, and the results, or the consolidated results, of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting Neuberger Berman ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Neuberger Berman China Equity ETF Neuberger Berman Global Real Estate ETF	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the five years in the period ended August 31, 2024
Neuberger Berman Commodity Strategy ETF	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the two years ended August 31, 2024, the period from November 1, 2021 to August 31, 2022 and each of the three years in the period ended October 31, 2021

Individual fund constituting Neuberger Berman ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Neuberger Berman Option Strategy ETF	For the period from November 1, 2023 to August 31, 2024 and the year ended October 31, 2023	For the period from November 1, 2023 to August 31, 2024 and each of the two years in the period ended October 31, 2023	For the period from November 1, 2023 to August 31, 2024 and each of the five years in the period ended October 31, 2023
Neuberger Berman Carbon Transition & Infrastructure ETF Neuberger Berman Disrupters ETF Neuberger Berman Next Generation Connected Consumer ETF	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the two years ended August 31, 2024 and the period from April 6, 2022 (commencement of operations) to August 31, 2022
Neuberger Berman Small-Mid Cap ETF	For the period from March 20, 2024 (commencement of operations) to August 31, 2024	For the period from March 20, 2024 (commencement of operations) to August 31, 2024	For the period from March 20, 2024 (commencement of operations) to August 31, 2024
Neuberger Berman Core Equity ETF	For the period from July 31, 2024 (commencement of operations) to August 31, 2024	For the period from July 31, 2024 (commencement of operations) to August 31, 2024	For the period from July 31, 2024 (commencement of operations) to August 31, 2024
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
October 28, 2024

Directory
Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC*
1290 Avenue of the Americas
New York, NY 10104-0002
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Custodian and Transfer Agent
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
* Administrator to all Funds, except Carbon Transition & Infrastructure ETF, Disrupters ETF and Next Generation Connected Consumer ETF.
For Shareholders, address correspondence to:
Neuberger Berman Funds
John Adams Building
1776 Heritage Drive
North Quincy, MA 02171
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Neuberger Berman Small-Mid Cap ETF and Neuberger Berman Core Equity ETF: Initial Board Consideration of the Management Agreement
Prior to approving the management agreement with Neuberger Berman Investment Advisers LLC ("Management") (the "Agreement") with respect to Neuberger Berman Small-Mid Cap ETF ("SMID ETF") and Neuberger Berman Core Equity ETF ("Core Equity ETF," collectively, the "Funds"), the Board of Trustees (the "Board") of Neuberger Berman ETF Trust (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Management (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act") ("Independent Fund Trustees"), evaluated the Agreement with respect to each Fund at its December 14, 2023 and March 28, 2024 meetings, respectively. Throughout the process, the Independent Fund Trustees were advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel").
In evaluating the Agreement with respect to each Fund, the Board, including the Independent Fund Trustees, reviewed materials provided by Management and met with senior representatives of Management regarding its personnel, operations, and financial condition as they relate to each Fund.
In connection with its deliberations on the Agreement with respect to each Fund, the Board also considered the broad range of information relevant to the Agreement that is provided to the Board (including their various standing committees) at meetings throughout the year and for the annual consideration of continuance of contracts for series of other open-end funds and closed-end funds managed by Management ("NB Funds"). The Board established the Contract Review Committee, which is comprised of Independent Fund Trustees, to assist in its evaluation and analysis of materials for contract review. The Board has also established other committees that focus throughout the year on specific areas relevant to contract review, such as performance or compliance matters, and that are charged with specific responsibilities regarding the annual contract review. Those committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of a contract review process.
The Independent Fund Trustees receive, at least annually, from Independent Counsel a memorandum discussing the legal standards for their consideration of the Agreement. During the course of their deliberations regarding their review of the Agreement, the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
In connection with its approval of the Agreement with respect to each Fund, the Board evaluated the terms of the Agreement, the overall fairness of the Agreement to each Fund and whether the Agreement was in the best interests of each Fund and its shareholders. The Board considered all factors it deemed relevant with respect to each Fund, including the following factors: (1) the nature, extent, and anticipated quality of the services to be provided by Management; (2) the expected costs of the services to be provided by Management; (3) the extent to which economies of scale might be realized as each Fund grows; and (4) whether proposed fee levels reflect any such potential economies of scale for the benefit of each Fund's shareholders. The Board's determination to approve the Agreement was based on a comprehensive consideration of all information provided to the Board. This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time.  The Board focused on the costs and benefits of the Agreement to each Fund and, through each Fund, its shareholders.
With respect to the nature, extent and quality of the services to be provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who would perform services for each Fund. The Board also considered historical composite performance of similar accounts managed by each Fund's portfolio management team. The Board noted that Management also would provide certain administrative services, including fund accounting and compliance services. The Board also considered Management's policies and practices regarding brokerage, commissions and other trading costs, and allocation of portfolio transactions for each Fund. Moreover, the Board considered Management's approach to potential conflicts of interest both generally and between a fund's investments and those of other funds or accounts managed by Management. The Board noted the extensive range of services that Management will provide to each Fund beyond the investment management services. The Board noted that Management will also be responsible for monitoring compliance with each Fund's investment objectives, policies and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management will assume significant ongoing entrepreneurial and business risks as the investment adviser and sponsor for each Fund, for which it is entitled to reasonable compensation. The Board also considered that Management's responsibilities will include continual management of investment, operational, cybersecurity, enterprise, legal, regulatory and compliance risks as they relate to each Fund, and the Board considers on a regular basis information regarding Management's processes for monitoring and managing risk. In addition, the Board also noted that when Management launches a new fund, it assumes entrepreneurial risk with respect to that fund, and that some funds have liquidated without ever having been profitable to Management.
The Board also noted that each Fund would use the same service providers as the other series of the Trust and considered its review and evaluation, in its capacity as the Board, of Management's activities to oversee the various outside service providers, including its renegotiation of certain service providers' fees and its evaluation of service providers' infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management's ongoing development of its own infrastructure and information technology that will support each Fund through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio managers' compensation for each Fund, and whether this structure provides appropriate incentives for portfolio managers to act in the best interests of each Fund that they manage. The Board also considered the ability of Management to attract and retain qualified personnel to service each Fund.
The Board also considered the manner in which Management addressed various matters that have arisen during the year for the NB Funds, some of them a result of developments in the broader fund industry or the regulations governing it. In addition, the Board considered actions taken by Management, on behalf of the NB Funds, in response to market conditions over the past year and considered the overall performance of Management in this context.
With respect to the overall fairness of the Agreement, the Board considered each Fund's proposed fee structure and anticipated total expense ratios under the Agreement as compared to a peer group of funds having comparable investment programs. In addition, the Board considered that management is proposing to institute a one-year contractual waiver of the Core Equity ETF's investment advisory fee of 10 basis points and a corresponding reduction of 10 basis points in the Fund's proposed expense limitation arrangement. As compared to its peer group of funds, the Core Equity ETF's management fee and total expense ratio, both in the first year and the years that follow, was lower than the median management fee rate and total expense ratio. In addition, the Board considered that relative to a more focused peer group of six active large blend exchange-traded funds, the Core Equity ETF's management fee and total expense ratio would be lower than the median in the first year and then higher in the following years. The Board took into account Management's representation that two of the six funds in the more focused peer group employ a pure quantitative investment process, two of the six funds employ a combination of fundamental and quantitative processes, whereas the final two of the six funds in the more focused peer group use a pure fundamental investment process, like the Fund, and had slightly higher fees and total expense ratios to the Core Equity ETF. With respect to SMID ETF, the Board took into account the challenges associated with identifying an appropriate peer group. As compared to the broader peer group of funds and a focused peer group of funds with more concentrated portfolios, the SMID ETF's management fee and total expense ratio were each higher than the median management fee rate and total expense ratio. The Board took into account Management's representation that the SMID ETF is anticipated to be more concentrated with fewer holdings, which aligns more closely with the funds in the more focused peer group.
The Board also considered other funds or separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies, and strategies that were similar to those of the Funds, and compared the fees charged to the respective Fund to the fees charged to such comparable funds and/or separate accounts. The Board considered the appropriateness and reasonableness of any differences between the fees charged to a Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board explored with Management its assertion that although, the rates of fees paid by some accounts were lower than the fee rates paid by the corresponding Funds, the differences reflected Management’s greater level of responsibilities and significantly broader scope of services to the Funds, the more extensive regulatory obligations and risks associated with managing the Funds, and other financial considerations with respect to creation and sponsorship of the Funds.
The Board considered that each Fund's management fee includes separate advisory and administrative fees paid to Management whereas many exchanged-traded funds in the industry utilize a unitary fee structure, under which those funds pay for the advisory, supervisory, and administrative services for one set fee. Accordingly, the Board considered each Fund's total expense ratio as compared with its peer group as a way of taking account of the differences in fee structure between the Funds and the funds in the peer group.
The Board also considered the proposed contractual expense limitation for each Fund and management fee waiver for Core Equity ETF. The Board considered that each Fund's fee structure does not provide for a reduction of payments resulting from the use of breakpoints, and concluded that the fee structure was reasonable based in part on the nature of each Fund and its investment strategy, in part based on the proposed expense limitation for each Fund, and management fee waiver for Core Equity ETF, and the observation that each Fund was priced to scale – that is, the projected expense ratios for each Fund were comparable to those of much larger funds. The Board also considered the projected profitability for each Fund provided by Management and any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with each Fund. The Board concluded that the benefits expected to accrue to Management and its affiliates by virtue of their relationship to each Fund were reasonable in light of the reasonably anticipated costs of providing the investment advisory and other services and the benefits expected to accrue to each Fund.
Conclusions
In approving the Agreement, the Board concluded that, in its business judgment, the terms of the Agreement are fair and reasonable to each Fund and that approval of the Agreement is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to provide a high level of service to each Fund; that each Fund's proposed fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services expected to be provided; and that the benefits expected to accrue to Management and its affiliates by virtue of their relationship with each Fund were reasonable in light of the reasonably anticipated costs of providing the investment advisory and other services and the benefits expected to accrue to each Fund.

Notice to Shareholders
For the fiscal period ended August 31, 2024, each Fund makes the following designation, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as Qualified Dividend Income. Complete information regarding each Fund’s Qualified Dividend Income distributions during the calendar year 2024 will be reported in conjunction with Form 1099-DIV.
Fund	Qualified Dividend Income
Carbon Transition & Infrastructure ETF	$521,879
China Equity ETF	136,433
Core Equity ETF	231,269
Global Real Estate ETF	71,682
Next Generation Connected Consumer ETF	59,346
Small-Mid Cap ETF	675,385

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Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
877.628.2583
www.nb.com/ETF
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

X0207  10/24

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There was nothing to report with respect to this item.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

There was nothing to report with respect to this item.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for any series except Neuberger Berman Small-Mid Cap ETF and Neuberger Berman Core Equity ETF. For Neuberger Berman Small-Mid Cap ETF and Neuberger Berman Core Equity ETF, this is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18.  Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Real Estate Securities Income Fund Inc.’s Form N-CSR, Investment Company Act file number 811-21421 (filed June 26, 2023).

(a)(2)	Not applicable to the Registrant.
(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(4)	Not applicable to the Registrant.
(a)(5)	Not applicable to the Registrant.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman ETF Trust

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date: October 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: October 18, 2024

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: October 18, 2024